                     TRANSAMERICA LANDMARK VARIABLE ANNUITY

                                    Issued by

                       TRANSAMERICA LIFE INSURANCE COMPANY

                          Supplement Dated May 1, 2001
                                     to the
                          Prospectus dated May 1, 2001


For certain policies, the information provided in this supplement hereby amends and replaces the corresponding information contained in the prospectus. Please contact your financial representative to determine if this supplement applies to your policy.

The following hereby amends, and to the extent it is inconsistent replaces, the corresponding SUMMARY section of the prospectus:

We deduct a surrender charge of up to 7% of premium payments surrendered within seven years after the premium is paid.

We deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.40% (if you choose the "Return of Premium Death Benefit") or 1.55% (if you choose any other death benefit option) from the assets in each subaccount.

You generally may choose one of the following guaranteed minimum death benefits:
 .  5% Annually Compounding
 .  Greater of 5% Annually Compounding through age 80 or
   Annual Step-Up through age 80
 .  Monthly Step-Up through age 80
 .  Return of Premium

This policy does not offer the initial payment guarantee.

                                  __________

The following hereby amends the Fee Table in the prospectus:

=================================================================================================================================
                                                     ANNUITY POLICY FEE TABLE
=================================================================================================================================
                                                                                   Separate Account Annual Expenses
                 Policy Owner Transaction Expenses                            (as a percentage of average account value)
---------------------------------------------------------------------------------------------------------------------------------
Sales Load On Purchase Payments                                    0   Mortality and Expense Risk Fee/(5)/                 1.40%
Maximum Surrender Charge                                               Administrative Charge                               0.15%
                                                                                                                           -----
    (as a % of premium payments surrendered)/(1)/                  7%
Annual Service Charge/(2)/                       $0 - $35 Per Policy   TOTAL SEPARATE ACCOUNT
Transfer Fee /(3)/                                          $0 - $10   ANNUAL EXPENSES                                     1.55%
Family Income Protector Rider Fee/(4)/                         0.30%
Additional Death Distribution Rider Fee                        0.25%
=================================================================================================================================

/(1)/ The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge is decreased based on the number of years since the premium payment was made, from 7% in the year in which the premium payment was made, to 0% in the seventh year after the premium payment was made. If applicable a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions.

/(2)/ The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each account's policy value as a percentage of the policy's total policy value. The service charge is deducted on each policy anniversary and at the time of surrender.

/(3)/ The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer, but currently does not charge for any transfers.

/(4)/ The annual rider fee is 0.30% of the minimum annuitization value and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted.

/(5)/ Mortality and expense risk fees shown (1.40%) are for the "5% Annually Compounding Death Benefit," the "Greater of 5% Annually Compounding through age 80 Death Benefit or Annual Step-Up through age 80 Death Benefit," and the "Monthly Step-Up through age 80 Death Benefit." This reflects a fee that is 0.15% per year higher than the 1.25% corresponding fee for the "Return of Premium Death Benefit."

The underlying portfolio expenses are as described in the prospectus.

                 This Prospectus Supplement must be accompanied
                           by the Prospectus for the
           Transamerica Landmark Variable Annuity dated May 1, 2001

The following hereby amends the EXAMPLES - TABLE B in the prospectus:

EXAMPLES - TABLE B

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount, assuming both the family income protector and the additional death distribution have been selected (expenses would be lower if these riders were not selected):

The expenses reflect different mortality and expense risk fees depending on which death benefit you select:
A = Return of Premium Death Benefit (1.25%)
B = 5% Annually Compounding Death Benefit, Greater of 5% Annually Compounding through age 80 Death Benefit or Annual Step-Up through age 80 Death Benefit, or Monthly Step-Up through age 80 Death Benefit (1.40%)

==================================================================================================================================
                                                                                                  If the Policy is annuitized at
                                                            If the Policy is surrendered          the end of the applicable time
                                                            at the end of the applicable        period or if the Policy is simply
                                                                    time period.                 kept in the accumulation phase.
                                                        --------------------------------------------------------------------------
Subaccounts                                                1        3         5         10        1        3         5        10
                                                         Year     Years     Years     Years     Year     Years     Years    Years
----------------------------------------------------------------------------------------------------------------------------------
Alger Aggressive Growth                            A     $107     $152      $194      $310      $27      $ 84     $144      $310
                                                   -------------------------------------------------------------------------------
                                                   B     $110     $161      $209      $339      $30      $ 93     $159      $339
----------------------------------------------------------------------------------------------------------------------------------
American Century Income & Growth                   A     $113     $167      $220      $361      $33      $100     $171      $361
                                                   -------------------------------------------------------------------------------
                                                   B     $116     $175      $234      $389      $36      $109     $185      $389
----------------------------------------------------------------------------------------------------------------------------------
American Century International                     A     $114     $170      $225      $370      $34      $103     $176      $370
                                                   -------------------------------------------------------------------------------
                                                   B     $117     $178      $238      $398      $37      $112     $190      $398
----------------------------------------------------------------------------------------------------------------------------------
Gabelli Global Growth                              A     $111     $162      $211      $342      $31      $ 94     $161      $342
                                                   -------------------------------------------------------------------------------
                                                   B     $114     $170      $225      $370      $34      $103     $176      $370
----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Growth                               A     $109     $156      $201      $323      $29      $ 89     $151      $323
                                                   -------------------------------------------------------------------------------
                                                   B     $112     $164      $216      $352      $32      $ 97     $166      $352
----------------------------------------------------------------------------------------------------------------------------------
Great Companies - America(SM)                      A     $108     $154      $197      $315      $28      $ 86     $147      $315
                                                   -------------------------------------------------------------------------------
                                                   B     $111     $162      $212      $343      $31      $ 95     $162      $343
----------------------------------------------------------------------------------------------------------------------------------
Great Companies - Global/2/                        A     $109     $156      $201      $323      $29      $ 89     $151      $323
                                                   -------------------------------------------------------------------------------
                                                   B     $112     $164      $216      $352      $32      $ 97     $166      $352
----------------------------------------------------------------------------------------------------------------------------------
Great Companies - Technology(SM)                   A     $109     $156      $201      $323      $29      $ 89     $151      $323
                                                   -------------------------------------------------------------------------------
                                                   B     $112     $164      $216      $352      $32      $ 97     $166      $352
----------------------------------------------------------------------------------------------------------------------------------
Janus Global (A/T)                                 A     $108     $153      $196      $313      $28      $ 85     $146      $313
                                                   -------------------------------------------------------------------------------
                                                   B     $111     $161      $211      $342      $31      $ 94     $161      $342
----------------------------------------------------------------------------------------------------------------------------------
NWQ Value Equity                                   A     $108     $153      $195      $312      $28      $ 85     $145      $312
                                                   -------------------------------------------------------------------------------
                                                   B     $111     $161      $210      $341      $31      $ 94     $160      $341
----------------------------------------------------------------------------------------------------------------------------------
Pilgrim Baxter Mid Cap Growth                      A     $108     $154      $197      $316      $28      $ 86     $147      $316
                                                   -------------------------------------------------------------------------------
                                                   B     $111     $162      $212      $344      $31      $ 95     $162      $344
----------------------------------------------------------------------------------------------------------------------------------
Salomon All Cap                                    A     $109     $156      $201      $323      $29      $ 89     $151      $323
                                                   -------------------------------------------------------------------------------
                                                   B     $112     $164      $216      $352      $32      $ 97     $166      $352
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Dividend Growth                      A     $109     $156      $201      $323      $29      $ 89     $151      $323
                                                   -------------------------------------------------------------------------------
                                                   B     $112     $164      $216      $352      $32      $ 97     $166      $352
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap                            A     $109     $156      $201      $323      $29      $ 89     $151      $323
                                                   -------------------------------------------------------------------------------
                                                   B     $112     $164      $216      $352      $32      $ 97     $166      $352
----------------------------------------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth                         A     $107     $152      $194      $309      $27      $ 84     $144      $309
                                                   -------------------------------------------------------------------------------
                                                   B     $110     $160      $209      $338      $30      $ 93     $159      $338
----------------------------------------------------------------------------------------------------------------------------------
Alliance Growth & Income - Class B                 A     $108     $155      $199      $319      $28      $ 87     $149      $319
                                                   -------------------------------------------------------------------------------
                                                   B     $111     $163      $214      $347      $31      $ 96     $164      $347
----------------------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth - Class B                  A     $112     $164      $216      $352      $32      $ 97     $166      $352
                                                   -------------------------------------------------------------------------------
                                                   B     $115     $173      $229      $380      $35      $106     $181      $380
----------------------------------------------------------------------------------------------------------------------------------
Capital Guardian Global                            A     $112     $164      $216      $352      $32      $ 97     $166      $352
                                                   -------------------------------------------------------------------------------
                                                   B     $115     $173      $229      $380      $35      $106     $181      $380
----------------------------------------------------------------------------------------------------------------------------------
Capital Guardian U.S. Equity                       A     $110     $160      $208      $336      $30      $ 92     $158      $336
                                                   -------------------------------------------------------------------------------
                                                   B     $113     $168      $222      $364      $33      $101     $172      $364
----------------------------------------------------------------------------------------------------------------------------------
Capital Guardian Value                             A     $108     $154      $198      $317      $28      $ 86     $148      $317
                                                   -------------------------------------------------------------------------------
                                                   B     $111     $162      $213      $345      $31      $ 95     $163      $345
==================================================================================================================================

EXAMPLES - TABLE B continued...

==================================================================================================================================
                                                                                                  If the Policy is annuitized at
                                                            If the Policy is surrendered          the end of the applicable time
                                                            at the end of the applicable        period or if the Policy is simply
                                                                    time period.                 kept in the accumulation phase.
                                                        --------------------------------------------------------------------------
Subaccounts                                                1        3         5         10        1        3         5        10
                                                         Year     Years     Years     Years     Year     Years     Years    Years
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Value                            A     $111     $163      $214      $348      $31      $ 96     $164      $348
                                                   -------------------------------------------------------------------------------
                                                   B     $114     $171      $228      $376      $34      $105     $179      $376
----------------------------------------------------------------------------------------------------------------------------------
Dreyfus U.S. Government Securities                 A     $106     $149      $189      $300      $26      $ 81     $139      $300
                                                   -------------------------------------------------------------------------------
                                                   B     $109     $158      $204      $329      $29      $ 90     $154      $329
----------------------------------------------------------------------------------------------------------------------------------
Endeavor Asset Allocation                          A     $107     $152      $195      $311      $27      $ 85     $145      $311
                                                   -------------------------------------------------------------------------------
                                                   B     $110     $161      $210      $340      $30      $ 94     $160      $340
----------------------------------------------------------------------------------------------------------------------------------
Endeavor Money Market                              A     $105     $145      $181      $284      $25      $ 77     $131      $284
                                                   -------------------------------------------------------------------------------
                                                   B     $108     $153      $196      $314      $28      $ 86     $146      $314
----------------------------------------------------------------------------------------------------------------------------------
Endeavor Enhanced Index                            A     $107     $152      $195      $311      $27      $ 85     $145      $311
                                                   -------------------------------------------------------------------------------
                                                   B     $110     $161      $210      $340      $30      $ 94     $160      $340
----------------------------------------------------------------------------------------------------------------------------------
Endeavor High Yield                                A     $110     $160      $208      $337      $30      $ 93     $158      $337
                                                   -------------------------------------------------------------------------------
                                                   B     $113     $168      $222      $365      $33      $102     $173      $365
----------------------------------------------------------------------------------------------------------------------------------
Endeavor Janus Growth                              A     $107     $152      $194      $309      $27      $ 84     $144      $309
                                                   -------------------------------------------------------------------------------
                                                   B     $110     $160      $209      $338      $30      $ 93     $159      $338
----------------------------------------------------------------------------------------------------------------------------------
Jennison Growth                                    A     $109     $156      $201      $323      $29      $ 89     $151      $323
                                                   -------------------------------------------------------------------------------
                                                   B     $112     $164      $216      $352      $32      $ 97     $166      $352
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                        A     $108     $153      $196      $314      $28      $ 86     $146      $314
                                                   -------------------------------------------------------------------------------
                                                   B     $111     $162      $211      $342      $31      $ 94     $161      $342
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock                         A     $108     $154      $197      $315      $28      $ 86     $147      $315
                                                   -------------------------------------------------------------------------------
                                                   B     $111     $162      $212      $343      $31      $ 95     $162      $343
----------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock                  A     $109     $158      $205      $330      $29      $ 91     $155      $330
                                                   -------------------------------------------------------------------------------
                                                   B     $112     $166      $219      $358      $32      $ 99     $169      $358
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen - Aggressive Growth -                  A     $108     $154      $197      $316      $28      $ 86     $147      $316
                                                   -------------------------------------------------------------------------------
   Service Shares                                  B     $111     $162      $212      $344      $31      $ 95     $162      $344
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen - Strategic Value -                    A     $114     $170      $225      $370      $34      $103     $176      $370
                                                   -------------------------------------------------------------------------------
   Service Shares                                  B     $117     $178      $238      $398      $37      $112     $190      $398
----------------------------------------------------------------------------------------------------------------------------------
Janus Aspen - Worldwide Growth -                   A     $108     $155      $199      $319      $28      $ 87     $149      $319
                                                   -------------------------------------------------------------------------------
   Service Shares                                  B     $111     $163      $214      $347      $31      $ 96     $164      $347
----------------------------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth                            A     $107     $152      $194      $309      $27      $ 84     $144      $309
                                                   -------------------------------------------------------------------------------
                                                   B     $110     $160      $209      $338      $30      $ 93     $159      $338
----------------------------------------------------------------------------------------------------------------------------------
Transamerica VIF Small Company                     A     $111     $162      $211      $342      $31      $ 94     $161      $342
                                                   -------------------------------------------------------------------------------
                                                   B     $114     $170      $225      $370      $34      $103     $176      $370
----------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP Equity-Income                       A     $107     $151      $193      $307      $27      $ 83     $143      $307
                                                   -------------------------------------------------------------------------------
    Service Class 2                                B     $110     $160      $208      $336      $30      $ 92     $158      $336
----------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP Growth                              A     $108     $154      $197      $315      $28      $ 86     $147      $315
                                                   -------------------------------------------------------------------------------
    Service Class 2                                B     $111     $162      $212      $343      $31      $ 95     $162      $343
----------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP II Contrafund(R)                    A     $108     $154      $197      $316      $28      $ 86     $147      $316
                                                   -------------------------------------------------------------------------------
   Service Class 2                                 B     $111     $162      $212      $344      $31      $ 95     $162      $344
----------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP III Growth Opportunities            A     $108     $155      $199      $319      $28      $ 87     $149      $319
                                                   -------------------------------------------------------------------------------
   Service Class 2                                 B     $111     $163      $214      $347      $31      $ 96     $164      $347
----------------------------------------------------------------------------------------------------------------------------------
Fidelity - VIP III Mid Cap                         A     $109     $156      $201      $322      $29      $ 88     $151      $322
                                                   -------------------------------------------------------------------------------
   Service Class 2                                 B     $112     $164      $215      $351      $32      $ 97     $166      $351
==================================================================================================================================

The following hereby amends the Surrender Charges section in the body of the prospectus:

Surrender Charges

The following schedule shows the surrender charges that apply during the seven years following each premium payment:

             -----------------------------------------------------
                   Number of Years          Surrender Charge
                    Since Premium          (as a percentage of
                    Payment Date           premium surrendered)
             -----------------------------------------------------
                        0 - 1                      7%
             -----------------------------------------------------
                        1 - 2                      7%
             -----------------------------------------------------
                        2 - 3                      6%
             -----------------------------------------------------
                        3 - 4                      6%
             -----------------------------------------------------
                        4 - 5                      5%
             -----------------------------------------------------
                        5 - 6                      4%
             -----------------------------------------------------
                        6 - 7                      2%
             -----------------------------------------------------
                         8 +                        0
             -----------------------------------------------------

For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of policy year 2 and you surrender $30,000. Since that amount is more than your free amount of $10,000, you would pay a surrender charge of $1,400 on the remaining $20,000 (7% of $30,000 - $10,000).

For surrender charge purposes, the oldest premium is considered to be surrendered first (and premium is considered to be surrendered before earnings).

The following hereby amends the Mortality and Expense Risk Fee section in the body of the prospectus:

Mortality and Expense Risk Fee

For the Return of Premium Death Benefit the mortality and expense risk fee is at an annual rate of 1.25% of assets. During the accumulation phase, for the 5% Annually Compounding Death Benefit, the Greater of 5% Annually Compounding through age 80 Death Benefit or Annual Step-Up through age 80 Death Benefit, and the Monthly Step-Up through age 80 Death Benefit, the mortality and expense risk fee is at an annual rate of 1.40% of assets. During the income phase, the mortality and expense risk fee is always at an annual rate of 1.25% of assets. This annual fee is assessed daily based on the net asset value of each subaccount.

The following hereby amends the Annuity Payment Options section in the body of the prospectus:

Annuity Payment Options

The Life with Emergency Cash(SM) annuity payment option is not available.

The following hereby amends the Guaranteed Minimum Death Benefit section in the body of the prospectus:

Guaranteed Minimum Death Benefit

On the policy application, you generally may choose one of the four guaranteed minimum death benefit options listed below.

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

There is an extra charge for death benefits A, B and C.

A.   5% Annually Compounding Death Benefit
     -------------------------------------

     The 5% Annually Compounding Death Benefit is:
     .   the total premium payments; less
     .   any adjusted partial surrenders; plus
     . interest at an effective annual rate of 5% from the premium payment date or surrender date to the date of death.

     The 5% Annually Compounding Death Benefit is not available if the owner or annuitant is 75 or older on the policy date.

B.   Greater of 5% Annually Compounding through age 80 Death Benefit or Annual
     -------------------------------------------------------------------------
     Step-Up through age 80 Death Benefit (Double Enhanced Death Benefit)
     --------------------------------------------------------------------

     The death benefit under this option is the greater of 1 or 2 below:

     1.  The 5% Annually Compounding through age 80 Death Benefit is:
         .    the total premium payments; less
         .    any adjusted partial surrenders; plus
         .    interest at an effective annual rate of 5% from the premium payment date or surrender date to the earlier of the annuitant's date of death or the annuitant's 81st birthday.

     2.  The Annual Step-Up through age 80 Death Benefit is equal to:
         . the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitiant's date of death or the annuitant's 81/st/ birthday; plus
         . any premium payments subsequent to the date of any policy anniversary with the largest policy value; minus
         . any adjusted partial surrenders subsequent to the date of the policy anniversary with the largest policy value.

         This benefit is not available if the owner or annuitant is age 81 or older on the policy date.

C.   Monthly Step-Up through age 80 Death Benefit
     --------------------------------------------

     The Monthly Step-Up through age 80 Death Benefit is:
     . the largest policy value on the policy date or on any monthly anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81/st/ birthday; plus
     . any premium payments subsequent to the date of any monthly anniversary with the largest policy value; minus
     . any adjusted partial surrenders subsequent to the date of the monthly anniversary with the largest policy value.

     This benefit is not available if the owner or annuitant is age 81 or older on the policy date.

D.   Return of Premium Death Benefit
     -------------------------------

     The Return of Premium Death Benefit is:
     .   total premium payments; less
     . any adjusted partial surrenders (discussed below) as of the date of death.

     The Return of Premium Death Benefit will be in effect if you do not choose one of the other death benefit options on the policy application. The charges are lower for this option than for the other three.

The following hereby amends and replaces APPENDIX B:

                                  APPENDIX B

                          HISTORICAL PERFORMANCE DATA

Standard Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. In addition, Transamerica may advertise the effective yield of the subaccount investing in the Endeavor Money Market Portfolio (the "Endeavor Money Market Subaccount"). These figures are calculated according to standardized methods prescribed by the SEC. They are based on historical earnings and are not intended to indicate future performance.

Endeavor Money Market Subaccount. The yield of the Endeavor Money Market
--------------------------------
Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a subaccount (other than the Endeavor Money
-----------------
Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy and they may not reflect the charges for any optional rider. To the extent that any or all of a premium tax is applicable to a particular policy, or one or more riders are elected, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the SAI, a copy of which may be obtained from the administrative and service office upon request.

Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 2000, and for the one and five year periods ended December 31, 2000 are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee and the administrative charges. Performance figures may reflect the 1.40% mortality and expense risk fee for the 5% Annually Compounding Death Benefit and the Double Enhanced Death Benefit (Greater of 5% Annually Compounding through age 80 Death Benefit or Annual Step-Up through age 80 Death Benefit), and the Monthly Step-Up through age 80 Death Benefit, or the 1.25% mortality and expense risk fee for the Return of Premium Death Benefit. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

---------------------------------------------------------------------------------------------------------------------------------
                                                            TABLE 1 - A
                                               Standard Average Annual Total Returns
                   (Assuming A Surrender Charge and No Family Income Protector or Additional Death Distribution)
---------------------------------------------------------------------------------------------------------------------------------
                            5% Annually Compounding, Double Enhanced, or Monthly Step-Up Death Benefit
                                          (Total Separate Account Annual Expenses: 1.55%)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                           Inception
                                                                 1 Year       5 Year        of the            Subaccount
                                                                 Ended         Ended      Subaccount           Inception
  Subaccount                                                    12/31/00     12/31/00     to 12/31/00            Date
---------------------------------------------------------------------------------------------------------------------------------
  Alger Aggressive Growth ...................................     N/A           N/A        (37.48%)           May 1, 2000
  American Century Income & Growth/(1)/......................     N/A           N/A           N/A             May 1, 2001
  American Century International/(1)/........................     N/A           N/A           N/A             May 1, 2001
  Gabelli Global Growth......................................     N/A           N/A        (13.42%)         October 9, 2000
  Goldman Sachs Growth.......................................     N/A           N/A        (15.71%)           May 1, 2000
  Great Companies - America(SM)/(1)/.........................     N/A           N/A           N/A             May 1, 2001
  Great Companies - Global2 .................................     N/A           N/A        (12.22%)         October 9, 2000
  Great Companies - Technology(SM)/(1)/......................     N/A           N/A           N/A             May 1, 2001
  Janus Global (A/T)/(6)/....................................     N/A           N/A        (29.48%)           May 1, 2000
  NWQ Value Equity...........................................     N/A           N/A          0.86%            May 1, 2000
  Pilgrim Baxter Mid Cap Growth..............................     N/A           N/A        (28.22%)           May 1, 2000
  Salomon All Cap............................................     N/A           N/A         (4.06%)           May 1, 2000
  T. Rowe Price Dividend Growth..............................     N/A           N/A          0.26%            May 1, 2000
  T. Rowe Price Small Cap ...................................     N/A           N/A        (21.77%)           May 1, 2000
  Van Kampen Emerging Growth/(1)/............................     N/A           N/A           N/A             May 1,2001
  Alliance Growth &  Income - Class B/(1)/...................     N/A           N/A           N/A             May 1, 2001
  Alliance Premier Growth - Class B/(1)/.....................     N/A           N/A           N/A             May 1, 2001
  Capital Guardian Global/(2)................................  (23.93%)         N/A          7.16%         February 2, 1998
  Capital Guardian U.S. Equity/(3)/..........................     N/A           N/A        (18.76%)         October 9, 2000
  Capital Guardian Value/(2)/................................   (3.26%)        9.26%        10.77%           May 27, 1993
  Dreyfus Small Cap Value ...................................    2.10%        15.43%        12.47%            May 4, 1993
  Dreyfus U.S. Government Securities.........................    1.25%         3.25%         4.42%           May 13, 1994
  Endeavor Asset Allocation..................................  (14.59%)       12.92%        11.49%           April 8, 1991
  Endeavor Enhanced Index....................................  (19.51%)         N/A         13.30%            May 1, 1997
  Endeavor High Yield........................................  (13.85%)         N/A         (5.21%)          June 1, 1998
  Endeavor Janus Growth/(4)/................................   (37.70%)       18.83%        15.61%           July 1, 1992
  Jennison Growth/(2)/.......................................  (20.16%)         N/A          0.69%         November 18, 1996
  T. Rowe Price Equity Income................................    3.42%        12.35%        14.99%          January 3, 1995
  T. Rowe Price Growth Stock.................................   (9.25%)       17.57%        20.34%          January 3, 1995
  T. Rowe Price International Stock/(5)/.....................  (26.73%)        6.03%         4.85%           April 8, 1991
  Janus Aspen - Aggressive Growth - Service Shares...........     N/A           N/A        (33.39%)         October 9, 2000
  Janus Aspen - Strategic Value - Service Shares.............     N/A           N/A         (7.35%)         October 9, 2000
  Janus Aspen - Worldwide Growth - Service Shares............     N/A           N/A        (18.46%)         October 9, 2000
  Transamerica VIF Growth ...................................     N/A           N/A        (24.22%)           May 1, 2000
  Transamerica VIF Small Company/(1)/........................     N/A           N/A           N/A             May 1, 2001
  Fidelity - VIP Equity-Income - Service Class 2.............     N/A           N/A          1.10%            May 1, 2000
  Fidelity - VIP Growth - Service Class 2/(1)/...............     N/A           N/A           N/A             May 1, 2001
  Fidelity - VIP II Contrafund(R)- Service Class 2...........     N/A           N/A        (15.06%)           May 1, 2000
  Fidelity - VIP III Growth Opportunities - Service Class 2..     N/A           N/A        (22.47%)           May 1, 2000
  Fidelity - VIP III Mid Cap - Service Class 2...............     N/A           N/A          4.24%            May 1, 2000
---------------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------------
                                                            TABLE 1 - B
                                               Standard Average Annual Total Returns
                   (Assuming A Surrender Charge and No Family Income Protector or Additional Death Distribution)
---------------------------------------------------------------------------------------------------------------------------------
                                                  Return of Premium Death Benefit
                                          (Total Separate Account Annual Expenses: 1.40%)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                           Inception
                                                                 1 Year       5 Year        of the            Subaccount
                                                                 Ended         Ended      Subaccount           Inception
  Subaccount                                                    12/31/00     12/31/00     to 12/31/00            Date
---------------------------------------------------------------------------------------------------------------------------------
  Alger Aggressive Growth ...................................      N/A          N/A        (37.41%)           May 1, 2000
  American Century Income & Growth /(1)/.....................      N/A          N/A           N/A             May 1, 2001
  American Century International/(1)/........................      N/A          N/A           N/A             May 1, 2001
  Gabelli Global Growth......................................      N/A          N/A        (13.39%)         October 9, 2000
  Goldman Sachs Growth ......................................      N/A          N/A        (15.62%)           May 1, 2000
  Great Companies - America(SM)/(1)/.........................      N/A          N/A           N/A             May 1, 2001
  Great Companies - Global/2/................................      N/A          N/A        (12.19%)         October 9, 2000
  Great Companies - Technology(SM)/(1)/.......................     N/A          N/A           N/A             May 1, 2001
  Janus Global (A/T)/(6)/....................................      N/A          N/A        (29.40%)           May 1, 2000
  NWQ Value Equity...........................................      N/A          N/A          0.97%            May 1, 2000
  Pilgrim Baxter Mid Cap Growth .............................      N/A          N/A        (28.15%)           May 1, 2000
  Salomon All Cap ...........................................      N/A          N/A         (3.95%)           May 1, 2000
  T. Rowe Price Dividend Growth .............................      N/A          N/A          0.36%            May 1, 2000
  T. Rowe Price Small Cap ...................................      N/A          N/A        (21.68%)           May 1, 2000
  Van Kampen Emerging Growth/(1)/............................      N/A          N/A           N/A             May 1, 2001
  Alliance Growth &  Income - Class B(1)/....................      N/A          N/A           N/A             May 1, 2001
  Alliance Premier Growth - Class B/(1)/.....................      N/A          N/A           N/A             May 1, 2001
  Capital Guardian Global/(2)/...............................   (23.81%)        N/A          7.33%         February 2, 1998
  Capital Guardian U.S. Equity/(3)/..........................      N/A          N/A        (18.43%)         October 9, 2000
  Capital Guardian Value/(2)/................................    (3.11%)       9.42%        10.92%           May 27, 1993
  Dreyfus Small Cap Value ...................................     2.26%       15.61%        12.64%            May 4, 1993
  Dreyfus U.S. Government Securities.........................     1.41%        3.37%         4.56%           May 13, 1994
  Endeavor Asset Allocation..................................   (14.46%)      13.10%        11.65%           April 8, 1991
  Endeavor Enhanced Index....................................   (19.38%)        N/A         13.47%            May 1, 1997
  Endeavor High Yield........................................   (13.71%)        N/A         (5.06%)          June 1, 1998
  Endeavor Janus Growth/(4)/................................    (37.59%)      19.01%        15.78%           July 1, 1992
  Jennison Growth/(2)/.......................................   (20.03%)        N/A          0.84%         November 18, 1996
  T. Rowe Price Equity Income................................     3.60%       12.52%        15.16%          January 3, 1995
  T. Rowe Price Growth Stock.................................    (9.11%)      17.74%        20.51%          January 3, 1995
  T. Rowe Price International Stock/(5)/.....................   (26.61%)       6.20%         5.00%           April 8, 1991
  Janus Aspen - Aggressive Growth - Service Shares...........      N/A          N/A        (33.36%)         October 9, 2000
  Janus Aspen - Strategic Value - Service Shares.............      N/A          N/A         (7.32%)         October 9, 2000
  Janus Aspen - Worldwide Growth - Service Shares............      N/A          N/A        (18.43%)         October 9, 2000
  Transamerica VIF Growth ...................................      N/A          N/A        (24.14%)           May 1, 2000
  Transamerica VIF Small Company/(1)/........................      N/A          N/A           N/A             May 1, 2001
  Fidelity - VIP Equity-Income - Service Class 2.............      N/A          N/A          1.21%            May 1, 2000
  Fidelity - VIP Growth - Service Class 2/(1)/...............      N/A          N/A           N/A             May 1, 2001
  Fidelity - VIP II Contrafund(R)- Service Class 2...........      N/A          N/A        (14.97%)           May 1, 2000
  Fidelity - VIP III Growth Opportunities - Service Class 2..      N/A          N/A        (22.39%)           May 1, 2000
  Fidelity - VIP III Mid Cap - Service Class 2...............      N/A          N/A          4.36%            May 1, 2000
---------------------------------------------------------------------------------------------------------------------------------

/(1)/ The Alliance Growth & Income Subaccount - Class B, Alliance Premier Growth
      Subaccount - Class B, Transamerica VIF Small Company Subaccount,
      Fidelity -VIP Growth Subaccount - Service Class 2, American Century Income & Growth Subaccount, American Century International Subaccount, Great Companies -America(SM) Subaccount, Great Companies - Technology(SM) Subaccount, and the Van Kampen Emerging Growth Subaccount had not commenced operations as of December 31, 2000, therefore, comparable information is not available.

/(2)/ The Janus Global Subaccount (A/T) is only available to owners that held an investment in this subaccount on September 1, 2000. However, if an owner surrenders all of his or her money from this subaccount after September 1, 2000, that owner may not reinvest in this subaccount.

/(3)/ Prior to October 9, 2000, the Capital Guardian Global Subaccount was called the Endeavor Select Subaccount; the Capital Guardian Value Subaccount was called the Endeavor Value Equity Subaccount; and the Jennison Growth Subaccount was called the Endeavor

      Opportunity Value Subaccount. Their names were changed at that time to reflect changes in the underlying portfolios' advisors and investment policies. The performance figures shown reflect the portfolios' performance before those changes.

/(4)/ Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadviser and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount. See the SAI for performance information for the target account prior to October 9, 2000.

/(5)/ Effective April 30, 1999, shares of the Janus Growth Portfolio were removed and replaced with shares of the Endeavor Janus Growth Portfolio. The Endeavor Janus Growth Portfolio has the same investment objectives, the same investment adviser (Janus Capital Corporation) and the same advisory fees as the Janus Growth Portfolio. Performance prior to May 1, 1999 reflects performance of the annuity subaccount while it was invested in the Janus Growth Portfolio.

/(6)/ Effective January 1, 1995, Rowe-Price Fleming International, Inc. became the adviser to the T. Rowe Price International Stock Portfolio. The Portfolio's name was changed from the Global Growth Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (i.e., non- U.S. companies). Effective August 8, 2000, T. Rowe Price International, Inc. became the adviser to the Portfolio.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the Fee Table.)

Non-Standard Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Transamerica may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

The non-standard average annual total return figures shown in Table 2 are based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed. Also, Table 2, like Table 1, does not reflect the charge for any optional rider.

---------------------------------------------------------------------------------------------------------------------------------
                                                            TABLE 2 - A
                                           Non-Standardized Average Annual Total Returns
                     (Assuming No Surrender Charge, Family Income Protector or Additional Death Distribution)
 ---------------------------------------------------------------------------------------------------------------------------------
                            5% Annually Compounding, Double Enhanced, or Monthly Step-Up Death Benefit
                                          (Total Separate Account Annual Expenses: 1.55%)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                           Inception
                                                                 1 Year       5 Year        of the            Subaccount
                                                                 Ended         Ended      Subaccount           Inception
  Subaccount                                                    12/31/00     12/31/00     to 12/31/00            Date
---------------------------------------------------------------------------------------------------------------------------------
  Alger Aggressive Growth ...................................     N/A           N/A        (30.26%)           May 1, 2000
  American Century Income & Growth/(1)/......................     N/A           N/A           N/A             May 1, 2001
  American Century International/(1)/........................     N/A           N/A           N/A             May 1, 2001
  Gabelli Global Growth......................................     N/A           N/A         (6.22%)         October 9, 2000
  Goldman Sachs Growth ......................................     N/A           N/A         (8.49%)           May 1, 2000
  Great Companies - America(SM)/(1)/.........................     N/A           N/A           N/A             May 1, 2001
  Great Companies - Global/2/................................     N/A           N/A         (5.01%)         October 9, 2000
  Great Companies - Technology(SM)/(1)/......................     N/A           N/A           N/A             May 1, 2001
  Janus Global (A/T) /(2)/...................................     N/A           N/A        (22.26%)           May 1, 2000
  NWQ Value Equity...........................................     N/A           N/A          8.08%            May 1, 2000
  Pilgrim Baxter Mid Cap Growth .............................     N/A           N/A        (21.00%)           May 1, 2000
  Salomon All Cap ...........................................     N/A           N/A          3.16%            May 1, 2000
  T. Rowe Price Dividend Growth .............................     N/A           N/A          7.48%            May 1, 2000
  T. Rowe Price Small Cap ...................................     N/A           N/A        (14.55%)           May 1, 2000
  Van Kampen Emerging Growth/(1)/............................     N/A           N/A           N/A             May 1, 2001
  Alliance Growth & Income - Class B/(1)/....................     N/A           N/A           N/A             May 1, 2001
  Alliance Premier Growth - Class B/(1)/.....................     N/A           N/A           N/A             May 1, 2001
  Capital Guardian Global/(3)/...............................  (16.70%)         N/A          8.69%         February 2, 1998
  Capital Guardian U.S. Equity/(4)/..........................     N/A           N/A        (11.55%)         October 9, 2000
  Capital Guardian Value/(3)/................................    3.97%         9.53%        10.80%           May 27, 1993
  Dreyfus Small Cap Value....................................    9.33%        15.46%        12.50%            May 4, 1993
  Dreyfus U.S. Government Securities.........................    8.48%         3.83%         4.68%           May 13, 1994
  Endeavor Asset Allocation..................................   (7.36%)       13.03%        11.52%           April 8, 1991
  Endeavor Enhanced Index....................................  (12.28%)         N/A         13.78%            May 1, 1997
  Endeavor High Yield........................................   (6.62%)         N/A         (2.59%)          June 1, 1998
  Endeavor Janus Growth/(5)/.................................  (30.47%)         N/A         15.64%           July 1, 1992
  Jennison Growth/(3)/.......................................  (12.93%)         N/A          1.77%         November 18, 1996
  T. Rowe Price Equity Income................................   10.60%        12.48%        15.02%          January 3, 1995
  T. Rowe Price Growth Stock.................................   (2.02%)       17.60%        20.37%          January 3, 1995
  T. Rowe Price International Stock/(6)/.....................  (19.50%)        6.46%         4.88%           April 8, 1991
  Janus Aspen - Aggressive Growth - Service Shares...........     N/A           N/A        (26.18%)         October 9, 2000
  Janus Aspen - Strategic Value - Service Shares.............     N/A           N/A         (0.14%)         October 9, 2000
  Janus Aspen - Worldwide Growth - Service Shares............     N/A           N/A        (11.25%)         October 9, 2000
  Transamerica VIF Growth ...................................     N/A           N/A        (17.00%)           May 1, 2000
  Transamerica VIF Small Company/(1)/........................     N/A           N/A           N/A             May 1, 2001
  Fidelity - VIP Equity-Income - Service Class 2.............     N/A           N/A          8.32%            May 1, 2000
  Fidelity - VIP Growth - Service Class 2/(1)/...............     N/A           N/A           N/A             May 1, 2001
  Fidelity - VIP II Contrafund(R)- Service Class 2...........     N/A           N/A         (7.84%)           May 1, 2000
  Fidelity - VIP III Growth Opportunities - Service Class 2..     N/A           N/A        (15.25%)           May 1, 2000
  Fidelity - VIP III Mid Cap - Service Class 2...............     N/A           N/A         11.35%            May 1, 2000
---------------------------------------------------------------------------------------------------------------------------------

 ---------------------------------------------------------------------------------------------------------------------------------
                                                            TABLE 2 - B
                                           Non-Standardized Average Annual Total Returns
                     (Assuming No Surrender Charge, Family Income Protector or Additional Death Distribution)
---------------------------------------------------------------------------------------------------------------------------------
                                                  Return of Premium Death Benefit
                                          (Total Separate Account Annual Expenses: 1.40%)
---------------------------------------------------------------------------------------------------------------------------------
                                                                                           Inception
                                                                 1 Year       5 Year        of the            Subaccount
                                                                 Ended         Ended      Subaccount           Inception
  Subaccount                                                    12/31/00     12/31/00     to 12/31/00            Date
---------------------------------------------------------------------------------------------------------------------------------
  Alger Aggressive Growth ...................................      N/A          N/A        (30.19%)           May 1, 2000
  American Century Income & Growth /(1)/.....................      N/A          N/A           N/A             May 1, 2001
  American Century International /(1)/.......................      N/A          N/A           N/A             May 1, 2001
  Gabelli Global Growth......................................      N/A          N/A         (6.18%)         October 9, 2000
  Goldman Sachs Growth ......................................      N/A          N/A         (8.40%)           May 1, 2000
  Great Companies - America(SM) /(1)/........................      N/A          N/A           N/A             May 1, 2001
  Great Companies - Global/2/................................      N/A          N/A         (4.98%)         October 9, 2000
  Great Companies - Technology(SM) /(1)/.....................      N/A          N/A           N/A             May 1, 2001
  Janus Global (A/T)/(6)/....................................      N/A          N/A        (22.18%)           May 1, 2000
  NWQ Value Equity...........................................      N/A          N/A          8.19%            May 1, 2000
  Pilgrim Baxter Mid Cap Growth .............................      N/A          N/A        (20.93%)           May 1, 2000
  Salomon All Cap ...........................................      N/A          N/A          3.27%            May 1, 2000
  T. Rowe Price Dividend Growth .............................      N/A          N/A          7.58%            May 1, 2000
  T. Rowe Price Small Cap ...................................      N/A          N/A        (14.46%)           May 1, 2000
  Van Kampen Emerging Growth/(1)/............................      N/A          N/A           N/A             May 1, 2001
  Alliance Growth &  Income - Class B/(1)/...................      N/A          N/A           N/A             May 1, 2001
  Alliance Premier Growth - Class B/(1)/.....................      N/A          N/A           N/A             May 1, 2001
  Capital Guardian Global/(2)/...............................   (16.58%)        N/A          8.85%         February 2, 1998
  Capital Guardian U.S. Equity/(3)/..........................      N/A          N/A        (11.22%)         October 9, 2000
  Capital Guardian Value/(2)/................................     4.12%        9.68%        10.95%           May 27, 1993
  Dreyfus Small Cap Value ...................................     9.49%       15.64%        12.67%            May 4, 1993
  Dreyfus U.S. Government Securities.........................     8.64%        3.95%         4.81%           May 13, 1994
  Endeavor Asset Allocation..................................    (7.23%)      13.20%        11.68%           April 8, 1991
  Endeavor Enhanced Index....................................   (12.15%)        N/A         13.95%            May 1, 1997
  Endeavor High Yield........................................    (6.48%)        N/A         (2.44%)          June 1, 1998
  Endeavor Janus Growth/(4)/.................................   (30.37%)        N/A         15.81%           July 1, 1992
  Jennison Growth/(2)/.......................................   (12.80%)        N/A          1.92%         November 18, 1996
  T. Rowe Price Equity Income................................    10.77%       12.65%        15.19%          January 3, 1995
  T. Rowe Price Growth Stock.................................    (1.88%)      17.77%        20.54%          January 3, 1995
  T. Rowe Price International Stock/(5)/.....................   (19.38%)       6.62%         5.03%           April 8, 1991
  Janus Aspen - Aggressive Growth - Service Shares...........      N/A          N/A        (26.16%)         October 9, 2000
  Janus Aspen - Strategic Value - Service Shares.............      N/A          N/A         (0.11%)         October 9, 2000
  Janus Aspen - Worldwide Growth - Service Shares............      N/A          N/A        (11.22%)         October 9, 2000
  Transamerica VIF Growth ...................................      N/A          N/A        (16.92%)           May 1, 2000
  Transamerica VIF Small Company/(1)/........................      N/A          N/A           N/A             May 1, 2001
  Fidelity - VIP Equity-Income - Service Class 2.............      N/A          N/A          8.43%            May 1, 2000
  Fidelity - VIP Growth - Service Class 2/(1)/...............      N/A          N/A           N/A             May 1, 2001
  Fidelity - VIP II Contrafund(R)- Service Class 2...........      N/A          N/A         (7.75%)           May 1, 2000
  Fidelity - VIP III Growth Opportunities - Service Class 2..      N/A          N/A        (15.17%)           May 1, 2000
  Fidelity - VIP III Mid Cap - Service Class 2...............      N/A          N/A         11.46%            May 1, 2000
---------------------------------------------------------------------------------------------------------------------------------

/(1)/ The Alliance Growth & Income Subaccount - Class B, Alliance Premier Growth Subaccount - Class B, Transamerica VIF Small Company Subaccount, Fidelity -VIP Growth Subaccount - Service Class 2, American Century Income & Growth Subaccount, American Century International Subaccount, Great Companies -America(SM) Subaccount, Great Companies - Technology(SM) Subaccount, and the Van Kampen Emerging Growth Subaccount had not commenced operations as of December 31, 2000, therefore, comparable information is not available.

/(2)/ The Janus Global Subaccount (A/T) is only available to owners that held an investment in this subaccount on September 1, 2000. However, if an owner surrenders all of his or her money from this subaccount after September 1, 2000, that owner may not reinvest in this subaccount.

/(3)/ Prior to October 9, 2000, the Capital Guardian Global Subaccount was called the Endeavor Select Subaccount; the Capital Guardian Value Subaccount was called the Endeavor Value Equity Subaccount; and the Jennison Growth Subaccount was called the Endeavor

       Opportunity Value Subaccount. Their names were changed at that time to reflect changes in the underlying portfolios' advisors and investment policies. The performance figures shown reflect the portfolios' performance before those changes.

/(4)/ Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadviser and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount. See the SAI for performance information for the target account prior to October 9, 2000.

/(5)/ Effective April 30, 1999, shares of the Janus Growth Portfolio were removed and replaced with shares of the Endeavor Janus Growth Portfolio. The Endeavor Janus Growth Portfolio has the same investment objectives, the same investment adviser (Janus Capital Corporation) and the same advisory fees as the Janus Growth Portfolio. Performance prior to May 1, 1999 reflects performance of the annuity subaccount while it was invested in the Janus Growth Portfolio.

/(6)/ Effective January 1, 1995, Rowe-Price Fleming International, Inc. became the Adviser to the T. Rowe Price International Stock Portfolio. The Portfolio's name was changed from the Global Growth Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (i.e., non-U.S. companies). Effective August 8, 2000, T. Rowe Price International, Inc. became the adviser to the Portfolio.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the Fee Table.)

Adjusted Historical Performance Data of the Portfolios. The following
------------------------------------------------------
performance data for the periods prior to the date the subaccount commenced operations is based on the performance of the corresponding portfolio and the assumption that the applicable subaccount was in existence for the same period as the corresponding portfolio with a level of charges equal to those currently assessed against the subaccount or against owner's policy values.

In addition, Transamerica may present historic performance data for the portfolios since their inception reduced by some or all the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates on the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time.

For instance, as shown in Table 3 below, Transamerica may disclose average annual total returns for the portfolios reduced by some or all fees and charges under the policy, as if the policy had been in existence. Such fees and charges include the mortality and expense risk fee and the administrative charge.

-----------------------------------------------------------------------------------------------------------------------------------
                                                            TABLE 3 - A
                               Hypothetical (Adjusted Historical) Average Annual Total Returns/(1)/
                     (Assuming No Surrender Charge, Family Income Protector or Additional Death Distribution)
-----------------------------------------------------------------------------------------------------------------------------------
                            5% Annually Compounding, Double Enhanced, or Monthly Step-Up Death Benefit
                                          (Total Separate Account Annual Expenses: 1.55%)
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                  Corresponding
                                                                                                 10 Year            Portfolio
   Portfolio                                                            1 Year      5 Year    or Inception        Inception Date
-----------------------------------------------------------------------------------------------------------------------------------
   Alger Aggressive Growth...........................................   (32.38%)    17.02%       16.88%            March 1, 1994
   American Century Income & Growth..................................      N/A        N/A          N/A             May 1, 2001
   American Century International....................................      N/A        N/A          N/A             May 1, 2001
   Gabelli Global Growth.............................................      N/A        N/A        (9.46%)        September 1, 2000
   Goldman Sachs Growth..............................................    (9.43%)      N/A         3.18%            May 3, 1999
   Great Companies - America(SM).....................................      N/A        N/A        12.64%            May 1, 2000
   Great Companies - Global/2/.......................................      N/A        N/A       (15.04%)        September 1, 2000
   Great Companies - Technology(SM)..................................      N/A        N/A       (33.33%)           May 1, 2000
   Janus Global (A/T)/(2)/ ..........................................   (18.80%)    20.86%       19.31%         December 3, 1992
   NWQ Value Equity..................................................    13.44%       N/A         9.96%            May 1, 1996
   Pilgrim Baxter Mid Cap Growth.....................................   (15.70%)      N/A        26.85%            May 3, 1999
   Salomon All Cap...................................................    16.51%       N/A        18.83%            May 3, 1999
   T. Rowe Price Dividend Growth.....................................     8.19%       N/A        (0.51%)           May 3, 1999
   T. Rowe Price Small Cap...........................................    (9.85%)      N/A        13.57%            May 3, 1999
   Van Kampen Emerging Growth........................................   (15.16%)    26.57%       23.63%           March 1, 1993
   Alliance Growth & Income - Class B ...............................    11.86%       N/A         7.93%            June 1, 1999
   Alliance Premier Growth - Class B.................................   (18.08%)      N/A        (5.38%)           July 14, 1999
   Capital Guardian Global...........................................   (16.70%)      N/A         8.69%          February 3, 1998
   Capital Guardian U.S. Equity......................................      N/A        N/A       (11.55%)          October 9, 2000
   Capital Guardian Value............................................     3.97%      9.53%       10.80%            May 27, 1993
   Dreyfus Small Cap Value...........................................     9.33%     15.46%       12.50%            May 4, 1993
   Dreyfus U.S. Government Securities................................     8.48%      3.83%        4.68%            May 13, 1994
   Endeavor Asset Allocation.........................................    (7.36%)    13.03%       11.52%           April 8, 1991
   Endeavor Enhanced Index...........................................   (12.28%)      N/A        13.78%            May 1, 1997
   Endeavor High Yield...............................................    (6.62%)      N/A        (2.59%)           June 1, 1998
   Endeavor Janus Growth.............................................   (30.47%)      N/A        (3.68%)           May 1, 1999
   Jennison Growth...................................................   (12.93%)      N/A         1.77%          November 18, 1996
   T. Rowe Price Equity Income.......................................    10.60%     12.48%       15.02%           January 3, 1995
   T. Rowe Price Growth Stock........................................    (2.02%)    17.60%       20.37%           January 3, 1995
   T. Rowe Price International Stock/(3)/............................   (19.50%)     6.46%        4.88%            April 8, 1991
   Janus Aspen - Aggressive Growth - Service Shares/(4)/.............   (29.67%)    19.16%       21.05%          September 13, 1993
   Janus Aspen - Strategic Value - Service Shares/(4)/...............      N/A        N/A        (0.62%)           May 1, 2000
   Janus Aspen - Worldwide Growth - Service Shares/(4)/..............   (17.71%)    20.95%       20.26%          September 13, 1993
   Transamerica VIF Growth/(5)/......................................   (11.06%)    25.35%       25.05%+         February 26, 1969
   Transamerica VIF Small Company....................................      N/A        N/A          N/A             May 1, 2001
   Fidelity - VIP Equity-Income - Service Class 2/(6)/...............     6.48%     11.67%       15.51%+          October 9, 1986
   Fidelity - VIP Growth - Service Class 2/(6)/......................   (12.59%)    17.40%       18.17%+          October 9, 1986
   Fidelity - VIP II Contrafund(R)- Service Class 2/(6)/.............    (8.26%)    15.93%       19.31%           January 3, 1995
   Fidelity - VIP III Growth Opportunities - Service Class 2/(6/)....   (18.54%)     8.86%       12.22%           January 3, 1995
   Fidelity - VIP III Mid Cap - Service Class 2/6)/..................    31.32%       N/A        40.67%          December 28, 1998
-----------------------------------------------------------------------------------------------------------------------------------
  +Ten Year Date
-----------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                            TABLE 3 - B
                               Hypothetical (Adjusted Historical) Average Annual Total Returns/(1)/
                     (Assuming No Surrender Charge, Family Income Protector or Additional Death Distribution)
------------------------------------------------------------------------------------------------------------------------------------
                                                  Return of Premium Death Benefit
                                          (Total Separate Account Annual Expenses: 1.40%)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   Corresponding
                                                                                                  10 Year            Portfolio
                            Portfolio                                    1 Year      5 Year    or Inception        Inception Date
------------------------------------------------------------------------------------------------------------------------------------
   Alger Aggressive Growth..........................................    (32.28%)     17.19%       17.06%            March 1, 1994
   American Century Income & Growth.................................       N/A         N/A          N/A              May 1, 2001
   American Century International...................................       N/A         N/A          N/A              May 1, 2001
   Gabelli Global Growth............................................       N/A         N/A        (9.42%)         September 1, 2000
   Goldman Sachs Growth.............................................     (9.29%)       N/A         3.33%             May 3, 1999
   Great Companies - America(SM)....................................       N/A         N/A        12.76%             May 1, 2000
   Great Companies - Global/2/......................................       N/A         N/A       (15.00%)         September 1, 2000
   Great Companies - Technology(SM).................................       N/A         N/A       (33.26%)            May 1, 2000
   Janus Global (A/T)/(2)/ .........................................    (18.68%)     21.04%       19.48%           December 3, 1992
   NWQ Value Equity.................................................     13.61%        N/A        10.12%             May 1, 1996
   Pilgrim Baxter Mid Cap Growth....................................    (15.58%)       N/A        27.03%             May 3, 1999
   Salomon All Cap..................................................     16.68%        N/A        19.01%             May 3, 1999
   T. Rowe Price Dividend Growth....................................      8.35%        N/A        (0.36%)            May 3, 1999
   T. Rowe Price Small Cap..........................................     (9.72%)       N/A        13.74%             May 3, 1999
   Van Kampen Emerging Growth.......................................    (15.03%)     26.76%       23.81%            March 1, 1993
   Alliance Growth & Income - Class B ..............................     12.02%        N/A         8.09%             June 1, 1999
   Alliance Premier Growth - Class B................................    (17.96%)       N/A        (5.38%)           July 14, 1999
   Capital Guardian Global..........................................    (16.58%)       N/A         8.85%           February 3, 1998
   Capital Guardian U.S. Equity.....................................       N/A         N/A       (11.22%)          October 9, 2000
   Capital Guardian Value...........................................      4.12%       9.68%       10.95%             May 27, 1993
   Dreyfus Small Cap Value..........................................      9.49%      15.64%       12.67%             May 4, 1993
   Dreyfus U.S. Government Securities...............................      8.64%       3.95%        4.81%             May 13, 1994
   Endeavor Asset Allocation........................................     (7.23%)     13.20%       11.68%            April 8, 1991
   Endeavor Enhanced Index..........................................    (12.15%)       N/A        13.95%             May 1, 1997
   Endeavor High Yield..............................................     (6.48%)       N/A        (2.44%)            June 1, 1998
   Endeavor Janus Growth............................................    (30.37%)       N/A        (3.53%)            May 1, 1999
   Jennison Growth..................................................    (12.80%)       N/A         1.92%          November 18, 1996
   T. Rowe Price Equity Income......................................     10.77%      12.65%       15.19%           January 3, 1995
   T. Rowe Price Growth Stock.......................................     (1.88%)     17.77%       20.54%           January 3, 1995
   T. Rowe Price International Stock/(3)/...........................    (19.38%)      6.62%        5.03%            April 8, 1991
   Janus Aspen - Aggressive Growth - Service Shares/(4)/............    (29.56%)     19.34%       21.23%          September 13, 1993
   Janus Aspen - Strategic Value - Service Shares/(4)/..............       N/A         N/A        (0.52%)            May 1, 2000
   Janus Aspen - Worldwide Growth - Service Shares/(4)/.............    (17.59%)     21.13%       20.44%          September 13, 1993
   Transamerica VIF Growth/(5)/.....................................    (10.93%)     25.53%       25.23%+         February 26, 1969
   Transamerica VIF Small Company...................................       N/A         N/A          N/A              May 1, 2001
   Fidelity - VIP Equity-Income - Service Class 2/(6)/..............      6.64%      11.84%       15.68%+          October 9, 1986
   Fidelity - VIP Growth - Service Class 2/(6)/.....................    (12.46%)     17.57%       18.34%+          October 9, 1986
   Fidelity - VIP II Contrafund(R)- Service Class 2/(6)/............     (8.12%)     16.10%       19.48%           January 3, 1995
   Fidelity - VIP III Growth Opportunities - Service Class 2/(6)/...    (18.42%)      9.03%       12.38%           January 3, 1995
   Fidelity - VIP III Mid Cap - Service Class 2/(6)/................     31.52%        N/A        40.88%          December 28, 1998
------------------------------------------------------------------------------------------------------------------------------------
  +Ten Year Date
------------------------------------------------------------------------------------------------------------------------------------

/(1)/ The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.

/(2)/ The Janus Global portfolio (A/T) is only available to owners that held an investment in this portfolio on September 1, 2000. However, an owner surrenders all of his or her money from this portfolio after September 1, 2000, that owner may not reinvest in this portfolio.

/(3)/ Effective January 1, 1995, Rowe-Price Fleming International, Inc. became the Adviser to the T. Rowe Price International Stock Portfolio. The Portfolio's name was changed from the Global Growth Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (i.e., non-U.S. companies). Effective August 8, 2000, T. Rowe Price International, Inc. became the adviser to the Portfolio.

/(4)/ Returns prior to January 1, 2000 for the portfolios are based on historical returns for the Institutional Shares, adjusted for the estimated expenses of the Service Shares.

/(5)/ The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., is the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Accordingly, the performance data for the Transamerica VIF Growth Portfolio include performance of its predecessor.

/(6)/ Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the Fee Table.)

                            TRANSAMERICA LANDMARK ML
                                VARIABLE ANNUITY

                                   Issued by

                      TRANSAMERICA LIFE INSURANCE COMPANY

                          Supplement Dated May 1, 2001
                                     to the
                          Prospectus dated May 1, 2001


For certain policies, the information provided in this supplement hereby amends and replaces the corresponding information contained in the prospectus. Please contact your financial representative to determine if this supplement applies to your policy.


The following hereby amends, and to the extent it is inconsistent replaces, the corresponding SUMMARY section of the prospectus:

We deduct a surrender charge of up to 7% of premium payments surrendered within seven years after the premium is paid.

We deduct daily mortality and expense risk fees and administrative charges at an annual rate of 1.40% (if you choose the "Return of Premium Death Benefit") or 1.55% (if you choose any other death benefit option) from the assets in each subaccount.

You generally may choose one of the following guaranteed minimum death benefits:

 .  5% Annually Compounding
 .  Greater of 5% Annually Compounding through age 80 or Annual Step-Up through age 80
 .  Monthly Step-Up through age 80
 .  Return of Premium


This policy does not offer the initial payment guarantee.

                               -------------------
The following hereby amends the Fee Table in the prospectus:

===============================================================================================================
                                           ANNUITY POLICY FEE TABLE
===============================================================================================================
                                                                         Separate Account Annual Expenses
     Policy Owner Transaction Expenses                             (as a percentage of average account value)
---------------------------------------------------------------------------------------------------------------
Sales Load On Purchase Payments                             0      Mortality and Expense Risk Fee(5)      1.40%
Maximum Surrender Charge                                           Administrative Charge                  0.15%
 (as a % of premium payments surrendered)/(1)/              7%                                             ----

Annual Service Charge/(2)/                 $0 - $35 Per Policy     TOTAL SEPARATE ACCOUNT

Transfer Fee/(3)/                                    $0 - $10      ANNUAL EXPENSES                        1.55%
Family Income Protector Rider Fee/(4)/                   0.30%
Additional Death Distribution Rider Fee                  0.25%
==============================================================================================================

/(1)/ The surrender charge, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. The surrender charge is decreased based on the number of years since the premium payment was made, from 7% in the year in which the premium payment was made, to 0% in the seventh year after the premium payment was made. If applicable a surrender charge will only be applied to surrenders that exceed the amount available under certain listed exceptions.

/(2)/ The service charge applies to the fixed account and the separate account, and is assessed on a pro rata basis relative to each account's policy value as a percentage of the policy's total policy value. The service charge is deducted on each policy anniversary and at the time of surrender.

/(3)/ The transfer fee, if any is imposed, applies to each policy, regardless of how policy value is allocated among the separate account and the fixed account. There is no fee for the first 12 transfers per year. For additional transfers, Transamerica may charge a fee of $10 per transfer, but currently does not charge for any transfers.

/(4)/ The annual rider fee is 0.30% of the minimum annuitization value and is deducted only during the accumulation phase. If you annuitize under the rider, a guaranteed payment fee is deducted.

/(5)/ Mortality and expense risk fees shown (1.40%) are for the "5% Annually Compounding Death Benefit," the "Greater of 5% Annually Compounding through age 80 Death Benefit or Annual Step-Up through age 80 Death Benefit," and the "Monthly Step-Up through age 80 Death Benefit." This reflects a fee that is 0.15% per year higher than the 1.25% corresponding fee for the "Return of Premium Death Benefit."

The  underlying portfolio expenses are as described in the prospectus.

                This Prospectus Supplement must be accompanied
                          by the Prospectus for the
          Transamerica Landmark ML Variable Annuity dated May 1, 2001

The following hereby amends the EXAMPLES - TABLE B in the prospectus:


EXAMPLES - TABLE B

You would pay the following expenses on a $1,000 investment, assuming a hypothetical 5% annual return on assets, assuming the entire policy value is in the applicable subaccount, assuming both the family income protector and the additional death distribution have been selected (expenses would be lower if these riders were not selected):

The expenses reflect different mortality and expense risk fees depending on which death benefit you select: A = Return of Premium Death Benefit (1.25%)
B = 5% Annually Compounding Death Benefit, Greater of 5% Annually Compounding through age 80 Death Benefit or Annual Step-Up through age 80 Death Benefit, or Monthly Step-Up through age 80 Death Benefit (1.40%)


======================================================================================================================
                                                                                  If the Policy is annuitized at
                                               If the Policy is surrendered  the end of the applicable time period or
                                               at the end of the applicable    if the Policy is simply kept  in the
                                                       time period.                     accumulation phase.
======================================================================================================================
Subaccounts                                      1       3      5      10          1         3          5         10
                                               Year   Years   Years   Years      Year      Years      Years      Years
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus             A   $105    $146    $184   $289       $25       $ 78       $134       $289
                                          ----------------------------------------------------------------------------
                                            B   $108    $155    $199   $319       $28       $ 87       $149       $319
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch High Current Income           A   $104    $143    $178    278       $24       $ 75       $128       $278
                                          ----------------------------------------------------------------------------
                                            B   $107    $152    $193   $308       $27       $ 84       $143       $308
----------------------------------------------------------------------------------------------------------------------
Merrill Lynch Developing Capital            A   $111    $162    $212   $344       $31       $ 95       $162       $344
                                          ----------------------------------------------------------------------------
 Markets Focus                              B   $114    $170    $226   $372       $34       $104       $177       $372
----------------------------------------------------------------------------------------------------------------------
Alger Aggressive Growth                     A   $107    $152    $194   $310       $27       $ 84       $144       $310
                                          ----------------------------------------------------------------------------
                                            B   $110    $161    $209   $339       $30       $ 93       $159       $339
----------------------------------------------------------------------------------------------------------------------
American Century Income & Growth            A   $113    $167    $220   $361       $33       $100       $171       $361
                                          ----------------------------------------------------------------------------
                                            B   $116    $175    $234   $389       $36       $109       $185       $389
----------------------------------------------------------------------------------------------------------------------
American Century International              A   $114    $170    $225   $370       $34       $103       $176       $370
                                          ----------------------------------------------------------------------------
                                            B   $117    $178    $238   $398       $37       $112       $190       $398
----------------------------------------------------------------------------------------------------------------------
Gabelli Global Growth                       A   $111    $162    $211   $342       $31       $ 94       $161       $342
                                          ----------------------------------------------------------------------------
                                            B   $114    $170    $225   $370       $34       $103       $176       $370
----------------------------------------------------------------------------------------------------------------------
Goldman Sachs Growth                        A   $109    $156    $201   $323       $29       $ 89       $151       $323
                                          ----------------------------------------------------------------------------
                                            B   $112    $164    $216   $352       $32       $ 97       $166       $352
----------------------------------------------------------------------------------------------------------------------
Great Companies - AmericaSM                 A   $108    $154    $197   $315       $28       $ 86       $147       $315
                                          ----------------------------------------------------------------------------
                                            B   $111    $162    $212   $343       $31       $ 95       $162       $343
----------------------------------------------------------------------------------------------------------------------
Great Companies - Global2                   A   $109    $156    $201   $323       $29       $ 89       $151       $323
                                          ----------------------------------------------------------------------------
                                            B   $112    $164    $216   $352       $32       $ 97       $166       $352
----------------------------------------------------------------------------------------------------------------------
Great Companies - TechnologySM              A   $109    $156    $201   $323       $29       $ 89       $151       $323
                                          ----------------------------------------------------------------------------
                                            B   $112    $164    $216   $352       $32       $ 97       $166       $352
----------------------------------------------------------------------------------------------------------------------
Janus Global (A/T)                          A   $108    $153    $196   $313       $28       $ 85       $146       $313
                                          ----------------------------------------------------------------------------
                                            B   $111    $161    $211   $342       $31       $ 94       $161       $342
----------------------------------------------------------------------------------------------------------------------
NWQ Value Equity                            A   $108    $153    $195   $312       $28       $ 85       $145       $312
                                          ----------------------------------------------------------------------------
                                            B   $111    $161    $210   $341       $31       $ 94       $160       $341
----------------------------------------------------------------------------------------------------------------------
Pilgrim Baxter Mid Cap Growth               A   $108    $154    $197   $316       $28       $ 86       $147       $316
                                          ----------------------------------------------------------------------------
                                            B   $111    $162    $212   $344       $31       $ 95       $162       $344
----------------------------------------------------------------------------------------------------------------------
Salomon All Cap                             A   $109    $156    $201   $323       $29       $ 89       $151       $323
                                          ----------------------------------------------------------------------------
                                            B   $112    $164    $216   $352       $32       $ 97       $166       $352
----------------------------------------------------------------------------------------------------------------------
T. Rowe Price Dividend Growth               A   $109    $156    $201   $323       $29       $ 89       $151       $323
                                          ----------------------------------------------------------------------------
                                            B   $112    $164    $216   $352       $32       $ 97       $166       $352
----------------------------------------------------------------------------------------------------------------------
T. Rowe Price Small Cap                     A   $109    $156    $201   $323       $29       $ 89       $151       $323
                                          ----------------------------------------------------------------------------
                                            B   $112    $164    $216   $352       $32       $ 97       $166       $352
----------------------------------------------------------------------------------------------------------------------
Van Kampen Emerging Growth                  A   $107    $152    $194   $309       $27       $ 84       $144       $309
                                          ----------------------------------------------------------------------------
                                            B   $110    $160    $209   $338       $30       $ 93       $159       $338
======================================================================================================================

EXAMPLES -TABLE B continued...


======================================================================================================================
                                                                                  If the Policy is annuitized at
                                               If the Policy is surrendered  the end of the applicable time period or
                                               at the end of the applicable    if the Policy is simply kept  in the
                                                       time period.                     accumulation phase.
----------------------------------------------------------------------------------------------------------------------
Subaccounts                                      1      3       5      10         1          3          5         10
                                               Year   Years   Years   Years      Year      Years      Years      Years
----------------------------------------------------------------------------------------------------------------------
Alliance Growth & Income -                  A   $108    $155    $199   $319       $28       $ 87       $149       $319
                                          ----------------------------------------------------------------------------
Class B                                     B   $111    $163    $214   $347       $31       $ 96       $164       $347
----------------------------------------------------------------------------------------------------------------------
Alliance Premier Growth -                   A   $112    $164    $216   $352       $32       $ 97       $166       $352
                                          ----------------------------------------------------------------------------
Class B                                     B   $115    $173    $229   $380       $35       $106       $181       $380
----------------------------------------------------------------------------------------------------------------------
Capital Guardian Global                     A   $112    $164    $216   $352       $32       $ 97       $166       $352
                                          ----------------------------------------------------------------------------
                                            B   $115    $173    $229   $380       $35       $106       $181       $380
----------------------------------------------------------------------------------------------------------------------
Capital Guardian U.S. Equity                A   $110    $160    $208   $336       $30       $ 92       $158       $336
                                          ----------------------------------------------------------------------------
                                            B   $113    $168    $222   $364       $33       $101       $172       $364
----------------------------------------------------------------------------------------------------------------------
Capital Guardian Value                      A   $108    $154    $198   $317       $28       $ 86       $148       $317
                                          ----------------------------------------------------------------------------
                                            B   $111    $162    $213   $345       $31       $ 95       $163       $345
----------------------------------------------------------------------------------------------------------------------
Dreyfus Small Cap Value                     A   $111    $163    $214   $348       $31       $ 96       $164       $348
                                          ----------------------------------------------------------------------------
                                            B   $114    $171    $228   $376       $34       $105       $179       $376
----------------------------------------------------------------------------------------------------------------------
Dreyfus U.S. Government Securities          A   $106    $149    $189   $300       $26       $ 81       $139       $300
                                          ----------------------------------------------------------------------------
                                            B   $109    $158    $204   $329       $29       $ 90       $154       $329
----------------------------------------------------------------------------------------------------------------------
Endeavor Asset Allocation                   A   $107    $152    $195   $311       $27       $ 85       $145       $311
                                          ----------------------------------------------------------------------------
                                            B   $110    $161    $210   $340       $30       $ 94       $160       $340
----------------------------------------------------------------------------------------------------------------------
Endeavor Money Market                       A   $105    $145    $181   $284       $25       $ 77       $131       $284
                                          ----------------------------------------------------------------------------
                                            B   $108    $153    $196   $314       $28       $ 86       $146       $314
----------------------------------------------------------------------------------------------------------------------
Endeavor Enhanced Index                     A   $107    $152    $195   $311       $27       $ 85       $145       $311
                                          ----------------------------------------------------------------------------
                                            B   $110    $161    $210   $340       $30       $ 94       $160       $340
----------------------------------------------------------------------------------------------------------------------
Endeavor High Yield                         A   $110    $160    $208   $337       $30       $ 93       $158       $337
                                          ----------------------------------------------------------------------------
                                            B   $113    $168    $222   $365       $33       $102       $173       $365
----------------------------------------------------------------------------------------------------------------------
Endeavor Janus Growth                       A   $107    $152    $194   $309       $27       $ 84       $144       $309
                                          ----------------------------------------------------------------------------
                                            B   $110    $160    $209   $338       $30       $ 93       $159       $338
----------------------------------------------------------------------------------------------------------------------
Jennison Growth                             A   $109    $156    $201   $323       $29       $ 89       $151       $323
                                          ----------------------------------------------------------------------------
                                            B   $112    $164    $216   $352       $32       $ 97       $166       $352
----------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                 A   $108    $153    $196   $314       $28       $ 86       $146       $314
                                          ----------------------------------------------------------------------------
                                            B   $111    $162    $211   $342       $31       $ 94       $161       $342
----------------------------------------------------------------------------------------------------------------------
T. Rowe Price Growth Stock                  A   $108    $154    $197   $315       $28       $ 86       $147       $315
                                          ----------------------------------------------------------------------------
                                            B   $111    $162    $212   $343       $31       $ 95       $162       $343
----------------------------------------------------------------------------------------------------------------------
T. Rowe Price International Stock           A   $109    $158    $205   $330       $29       $ 91       $155       $330
                                          ----------------------------------------------------------------------------
                                            B   $112    $166    $219   $358       $32       $ 99       $169       $358
----------------------------------------------------------------------------------------------------------------------
Janus Aspen - Aggressive Growth -           A   $108    $154    $197   $316       $28       $ 86       $147       $316
                                          ----------------------------------------------------------------------------
 Service Shares                             B   $111    $162    $212   $344       $31       $ 95       $162       $344
----------------------------------------------------------------------------------------------------------------------
Janus Aspen - Strategic Value -             A   $114    $170    $225   $370       $34       $103       $176       $370
                                          ----------------------------------------------------------------------------
 Service Shares                             B   $117    $178    $238   $398       $37       $112       $190       $398
----------------------------------------------------------------------------------------------------------------------
Janus Aspen - Worldwide Growth -            A   $108    $155    $199   $319       $28       $ 87       $149       $319
                                          ----------------------------------------------------------------------------
 Service Shares                             B   $111    $163    $214   $347       $31       $ 96       $164       $347
----------------------------------------------------------------------------------------------------------------------
Transamerica VIF Growth                     A   $107    $152    $194   $309       $27       $ 84       $144       $309
                                          ----------------------------------------------------------------------------
                                            B   $110    $160    $209   $338       $30       $ 93       $159       $338
----------------------------------------------------------------------------------------------------------------------
Transamerica VIF Small Company              A   $111    $162    $211   $342       $31       $ 94       $161       $342
                                          ----------------------------------------------------------------------------
                                            B   $114    $170    $225   $370       $34       $103       $176       $370
----------------------------------------------------------------------------------------------------------------------
Fidelity - VIP Equity-Income                A   $107    $151    $193   $307       $27       $ 83       $143       $307
                                          ----------------------------------------------------------------------------
Service Class 2                             B   $110    $160    $208   $336       $30       $ 92       $158       $336
======================================================================================================================

EXAMPLES - TABLE B continued...

======================================================================================================================
                                                                                  If the Policy is annuitized at
                                               If the Policy is surrendered  the end of the applicable time period or
                                               at the end of the applicable    if the Policy is simply kept  in the
                                                       time period.                     accumulation phase.
----------------------------------------------------------------------------------------------------------------------
Subaccounts                                      1       3      5      10         1          3          5         10
                                               Year   Years   Years   Years      Year      Years      Years      Years
----------------------------------------------------------------------------------------------------------------------
Fidelity - VIP Growth                       A   $108    $154    $197   $315       $28        $86       $147       $315
                                          ----------------------------------------------------------------------------
Service Class 2                             B   $111    $162    $212   $343       $31        $95       $162       $343
----------------------------------------------------------------------------------------------------------------------
Fidelity - VIP II Contrafund(R)             A   $108    $154    $197   $316       $28        $86       $147       $316
                                          ----------------------------------------------------------------------------
 Service Class 2                            B   $111    $162    $212   $344       $31        $95       $162       $344
----------------------------------------------------------------------------------------------------------------------
Fidelity - VIP III Growth Opportunities     A   $108    $155    $199   $319       $28        $87       $149       $319
                                          ----------------------------------------------------------------------------
 Service Class 2                            B   $111    $163    $214   $347       $31        $96       $164       $347
----------------------------------------------------------------------------------------------------------------------
Fidelity - VIP III Mid Cap                  A   $109    $156    $201   $322       $29        $88       $151       $322
                                          ----------------------------------------------------------------------------
 Service Class 2                            B   $112    $164    $215   $351       $32        $97       $166       $351
======================================================================================================================

The following hereby amends the Surrender Charges section in the body of the prospectus:

Surrender Charges

The following schedule shows the surrender charges that apply during the seven years following each premium payment:

                                  Surrender Charge
      Number of Years           (as a percentage of
 Since Premium Payment Date     premium surrendered)
------------------------------------------------------
          0 - 1                       7%
------------------------------------------------------
          1 - 2                       7%
------------------------------------------------------
          2 - 3                       6%
------------------------------------------------------
          3 - 4                       6%
------------------------------------------------------
          4 - 5                       5%
------------------------------------------------------
          5 - 6                       4%
------------------------------------------------------
          6 - 7                       2%
------------------------------------------------------
           8 +                        0
------------------------------------------------------

For example, assume your premium is $100,000 and your policy value is $106,000 at the beginning of policy year 2 and you surrender $30,000. Since that amount is more than your free amount of $10,000, you would pay a surrender charge of $1,400 on the remaining $20,000 (7% of $30,000 - $10,000).

For surrender charge purposes, the oldest premium is considered to be surrendered first (and premium is considered to be surrendered before earnings).

The following hereby amends the Mortality and Expense Risk Fee section in the body of the prospectus:

Mortality and Expense Risk Fee

For the Return of Premium Death Benefit the mortality and expense risk fee is at an annual rate of 1.25% of assets. During the accumulation phase, for the 5% Annually Compounding Death Benefit, the Greater of 5% Annually Compounding through age 80 Death Benefit or Annual Step-Up through age 80 Death Benefit, and the Monthly Step-Up through age 80 Death Benefit, the mortality and expense risk fee is at an annual rate of 1.40% of assets. During the income phase, the mortality and expense risk fee is always at an annual rate of 1.25% of assets. This annual fee is assessed daily based on the net asset value of each subaccount.

The following hereby amends the Annuity Payment Options section in the body of the prospectus:

Annuity Payment Options

The Life with Emergency Cash/SM/ annuity payment option is not available.

The following hereby amends the Guaranteed Minimum Death Benefit section in the body of the prospectus:

Guaranteed Minimum Death Benefit

On the policy application, you generally may choose one of the four guaranteed minimum death benefit options listed below.

After the policy is issued, you cannot make an election and the death benefit cannot be changed.

There is an extra charge for death benefits A, B and C.

A.  5% Annually Compounding Death Benefit
    -------------------------------------

  The 5% Annually Compounding Death Benefit is:
  .  the total premium payments; less
  .  any adjusted partial surrenders; plus
  . interest at an effective annual rate of 5% from the premium payment date or surrender date to the date of death.

  The 5% Annually Compounding Death Benefit is not available if the owner or annuitant is 75 or older on the policy date.

B. Greater of 5% Annually Compounding through age 80 Death Benefit or Annual
   -------------------------------------------------------------------------
   Step-Up through age 80 Death Benefit (Double Enhanced Death Benefit)
   --------------------------------------------------------------------

  The death benefit under this option is the greater of 1 or 2 below:

  1. The 5% Annually Compounding through age 80 Death Benefit is:
     .  the total premium payments; less
     .  any adjusted partial surrenders; plus
     . interest at an effective annual rate of 5% from the premium payment date or surrender date to the earlier of the annuitant's date of death or the annuitant's 81st birthday.
  2. The Annual Step-Up through age 80 Death Benefit is equal to:
     . the largest policy value on the policy date or on any policy anniversary prior to the earlier of the annuitiant's date of death or the annuitant's 81st birthday; plus
     . any premium payments subsequent to the date of any policy anniversary with the largest policy value; minus
     . any adjusted partial surrenders subsequent to the date of the policy anniversary with the largest policy value.

     This benefit is not available if the owner or annuitant is age 81 or older on the policy date.

C.  Monthly Step-Up through age 80 Death Benefit
    --------------------------------------------

  The Monthly Step-Up through age 80 Death Benefit is:
  . the largest policy value on the policy date or on any monthly anniversary prior to the earlier of the annuitant's date of death or the annuitant's 81st birthday; plus
  . any premium payments subsequent to the date of any monthly anniversary with the largest policy value; minus
  . any adjusted partial surrenders subsequent to the date of the monthly anniversary with the largest policy value.

  This benefit is not available if the owner or annuitant is age 81 or older on the policy date.

D.  Return of Premium Death Benefit
    -------------------------------

  The Return of Premium Death Benefit is:
  .  total premium payments; less
  .  any adjusted partial surrenders (discussed below) as of the date of death.

  The Return of Premium Death Benefit will be in effect if you do not choose one of the other death benefit options on the policy application. The charges are lower for this option than for the other three.

The following hereby amends and replaces APPENDIX B:

                                   APPENDIX B

                          HISTORICAL PERFORMANCE DATA

Standard Performance Data

Transamerica may advertise historical yields and total returns for the subaccounts of the separate account. In addition, Transamerica may advertise the effective yield of the subaccount investing in the Endeavor Money Market Portfolio (the "Endeavor Money Market Subaccount"). These figures are calculated according to standardized methods prescribed by the SEC. They are based on historical earnings and are not intended to indicate future performance.

Endeavor Money Market Subaccount. The yield of the Endeavor Money Market
--------------------------------
Subaccount for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a policy in the subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Other Subaccounts. The yield of a subaccount (other than the Endeavor Money
-----------------
Market Subaccount) for a policy refers to the annualized income generated by an investment under a policy in the subaccount over a specified thirty-day period. The yield is calculated by assuming that the income generated by the investment during that thirty-day period is generated each thirty-day period over a 12-month period and is shown as a percentage of the investment.

The total return of a subaccount refers to return quotations assuming an investment under a policy has been held in the subaccount for various periods of time including a period measured from the date the subaccount commenced operations. When a subaccount has been in operation for one, five, and ten years, respectively, the total return for these periods will be provided. The total return quotations for a subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided.

The yield and total return calculations for a subaccount do not reflect the effect of any premium taxes that may be applicable to a particular policy and they may not reflect the charges for any optional rider. To the extent that any or all of a premium tax is applicable to a particular policy, or one or more riders are elected, the yield and/or total return of that policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the SAI, a copy of which may be obtained from the administrative and service office upon request.

Based on the method of calculation described in the SAI, the average annual total returns for periods from inception of the subaccounts to December 31, 2000, and for the one and five year periods ended December 31, 2000 are shown in Table 1 below. Total returns shown reflect deductions for the mortality and expense risk fee and the administrative charges. Performance figures may reflect the 1.40% mortality and expense risk fee for the 5% Annually Compounding Death Benefit and the Double Enhanced Death Benefit (Greater of 5% Annually Compounding through age 80 Death Benefit or Annual Step-Up through age 80 Death Benefit), and the Monthly Step-Up through age 80 Death Benefit, or the 1.25% mortality and expense risk fee for the Return of Premium Death Benefit. Standard total return calculations will reflect the effect of surrender charges that may be applicable to a particular period.

==================================================================================================================
                                                   TABLE 1 - A
                                      Standard Average Annual Total Returns
          (Assuming A Surrender Charge and No Family Income Protector or Additional Death Distribution)
-----------------------------------------------------------------------------------------------------------------
                    5% Annually Compounding, Double Enhanced, or Monthly Step-Up Death Benefit
                                 (Total Separate Account Annual Expenses: 1.55%)
                                                                                   Inception
                                                            1 Year      5 Year      of the          Subaccount
                                                            Ended       Ended     Subaccount         Inception
Subaccount                                                 12/31/00    12/31/00   to 12/31/00        Date/(8)/
-----------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus/(1)/                         3.78%       N/A         11.38%        July 2, 1997
Merrill Lynch High Current Income/(1)/                     (15.73%)      N/A         (3.29%)       July 2, 1997
Merrill Lynch Developing Capital Markets Focus/(1)/        (37.01%)      N/A        (15.13%)       July 2, 1997
Alger Aggressive Growth                                      N/A         N/A        (37.48%)        May 1, 2000
American Century Income & Growth/(2)/                        N/A         N/A          N/A           May 1, 2001
American Century International/(2)/                          N/A         N/A          N/A           May 1, 2001
Gabelli Global Growth                                        N/A         N/A        (13.42%)    October 9, 2000
Goldman Sachs Growth                                         N/A         N/A        (15.71%)        May 1, 2000
Great Companies - America/SM//(2)/                           N/A         N/A          N/A           May 1, 2001
Great Companies - Global/2/                                  N/A         N/A        (12.22%)    October 9, 2000
Great Companies - Technology/SM//(2)/                        N/A         N/A          N/A           May 1, 2001
Janus Global (A/T)/(3)/                                      N/A         N/A        (29.48%)        May 1, 2000
NWQ Value Equity                                             N/A         N/A          0.86%         May 1, 2000
Pilgrim Baxter Mid Cap Growth                                N/A         N/A        (28.22%)        May 1, 2000
Salomon All Cap                                              N/A         N/A         (4.06%)        May 1, 2000
T. Rowe Price Dividend Growth                                N/A         N/A          0.26%         May 1, 2000
T. Rowe Price Small Cap                                      N/A         N/A        (21.77%)        May 1, 2000
Van Kampen Emerging Growth/(2)/                              N/A         N/A          N/A           May 1, 2001
Alliance Growth & Income - Class B/(2)/                      N/A         N/A          N/A           May 1, 2001
Alliance Premier Growth - Class B/(2)/                       N/A         N/A          N/A           May 1, 2001
Capital Guardian Global/(4)/                                (23.93%)      N/A          7.16%    February 2, 1998
Capital Guardian U.S. Equity/(5)/                            N/A         N/A        (18.76%)    October 9, 2000
Capital Guardian Value/(4)/                                  (3.26%)     9.26%        10.77%        May 27, 1993
Dreyfus Small Cap Value                                      2.10%      15.43%        12.47%        May 4, 1993
Dreyfus U.S. Government Securities                           1.25%       3.25%         4.42%       May 13, 1994
Endeavor Asset Allocation                                  (14.59%)     12.92%        11.49%      April 8, 1991
Endeavor Enhanced Index                                    (19.51%)      N/A          13.30%        May 1, 1997
Endeavor High Yield                                        (13.85%)      N/A          (5.21%)      June 1, 1998
Endeavor Janus Growth/(6)/                                 (37.70%)     18.83%        15.61%       July 1, 1992
Jennison Growth/(4)/                                       (20.16%)      N/A           0.69%  November 18, 1996
T. Rowe Price Equity Income                                  3.42%      12.35%        14.99%    January 3, 1995
T. Rowe Price Growth Stock                                  (9.25%)     17.57%        20.34%    January 3, 1995
T. Rowe Price International Stock/(7)/                     (26.73%)      6.03%         4.85%      April 8, 1991
Janus Aspen - Aggressive Growth - Service Shares             N/A         N/A         (33.39%)   October 9, 2000
Janus Aspen - Strategic Value - Service Shares               N/A         N/A          (7.35%)   October 9, 2000
Janus Aspen - Worldwide Growth - Service Shares              N/A         N/A         (18.46%)   October 9, 2000
Transamerica VIF Growth                                      N/A         N/A         (24.22%)       May 1, 2000
Transamerica VIF Small Company/(2)/                          N/A         N/A          N/A           May 1, 2001
Fidelity - VIP Equity-Income - Service Class/2/              N/A         N/A           1.10%        May 1, 2000
Fidelity - VIP Growth - Service Class 2/(2)/                 N/A         N/A          N/A           May 1, 2001
Fidelity - VIP II Contrafund(R) - Service Class/2/           N/A         N/A         (15.06%)       May 1, 2000
Fidelity - VIP III Growth Opportunities - Service Class/2/   N/A         N/A         (22.47%)       May 1, 2000
Fidelity - VIP III Mid Cap - Service Class/2/                N/A         N/A           4.24%        May 1, 2000
==================================================================================================================


==========================================================================================================================
                                                   TABLE 1 - B
                                      Standard Average Annual Total Returns
          (Assuming A Surrender Charge and No Family Income Protector or Additional Death Distribution)
--------------------------------------------------------------------------------------------------------------------------
                                         Return of Premium Death Benefit
                                 (Total Separate Account Annual Expenses: 1.40%)
--------------------------------------------------------------------------------------------------------------------------
                                                                                   Inception
                                                            1 Year      5 Year      of the                 Subaccount
                                                            Ended       Ended     Subaccount               Inception
Subaccount                                                 12/31/00    12/31/00   to 12/31/00              Date/(8)/
--------------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus/(1)/                         3.96%       N/A         11.57%               July 3, 1997
Merrill Lynch High Current Income/(1)/                     (15.59%)      N/A         (3.14%)              July 3, 1997
Merrill Lynch Developing Capital Markets Focus/(1)/        (36.91%)      N/A        (15.01%)              July 3, 1997
Alger Aggressive Growth                                      N/A         N/A        (37.41%)               May 1, 2000
American Century Income & Growth/(2)/                        N/A         N/A           N/A                 May 1, 2001
American Century International/(2)/                          N/A         N/A           N/A                 May 1, 2001
Gabelli Global Growth                                        N/A         N/A        (13.39%)           October 9, 2000
Goldman Sachs Growth                                         N/A         N/A        (15.62%)               May 1, 2000
Great Companies - America/SM//(2)/                           N/A         N/A           N/A                 May 1, 2001
Great Companies - Global/2/                                  N/A         N/A        (12.19%)           October 9, 2000
Great Companies - Technology/SM//(2)/                        N/A         N/A           N/A                 May 1, 2001
Janus Global (A/T)/(3)/                                      N/A         N/A        (29.40%)               May 1, 2000
NWQ Value Equity                                             N/A         N/A          0.97%                May 1, 2000
Salomon All Cap                                              N/A         N/A         (3.95%)               May 1, 2000
Pilgrim Baxter Mid Cap Growth                                N/A         N/A        (28.15%)               May 1, 2000
T. Rowe Price Dividend Growth                                N/A         N/A          0.36%                May 1, 2000
T. Rowe Price Small Cap                                      N/A         N/A        (21.86%)               May 1, 2000
Van Kampen Emerging Growth                                   N/A         N/A           N/A                 May 2, 2001
Alliance Growth & Income - Class B/(2)/                      N/A         N/A           N/A                 May 1, 2001
Alliance Premier Growth - Class B/(2)/                       N/A         N/A           N/A                 May 1, 2001
Capital Guardian Global/(4)/                               (23.81%)      N/A          7.33%           February 2, 1998
Capital Guardian U.S. Equity/(5)/                            N/A         N/A        (18.43%)           October 9, 2000
Capital Guardian Value/(4)/                                 (3.11%)     9.42%        10.92%               May 27, 1993
Dreyfus Small Cap Value                                      2.26%     15.61%        12.64%                May 4, 1993
Dreyfus U.S. Government Securities                           1.41%      3.37%         4.56%               May 13, 1994
Endeavor Asset Allocation                                  (14.46%)    13.10%        11.65%              April 8, 1991
Endeavor Enhanced Index                                    (19.38%)      N/A         13.47%                May 1, 1997
Endeavor High Yield                                        (13.71%)      N/A         (5.06%)              June 1, 1998
Endeavor Janus Growth/(6)/                                 (37.59%)    19.01%        15.78%               July 1, 1992
Jennison Growth/(4)/                                       (20.03%)      N/A          0.84%          November 18, 1996
T. Rowe Price Equity Income                                  3.60%     12.52%        15.16%            January 3, 1995
T. Rowe Price Growth Stock                                  (9.11%)    17.74%        20.51%            January 3, 1995
T. Rowe Price International Stock                          (26.61%)     6.20%         5.00%              April 8, 1991
Janus Aspen - Aggressive Growth - Service Shares             N/A         N/A        (33.36%)           October 9, 2000
Janus Aspen - Strategic Value - Service Shares               N/A         N/A         (7.32%)           October 9, 2000
Janus Aspen - Worldwide Growth - Service Shares              N/A         N/A        (18.43%)           October 9, 2000
Transamerica VIF Growth                                      N/A         N/A        (24.14%)               May 1, 2000
Transamerica VIF Small Company/(2)/                          N/A         N/A           N/A                 May 1, 2001
Fidelity - VIP Equity-Income - Service Class 2               N/A         N/A          1.21%                May 1, 2000
Fidelity - VIP Growth - Service Class 2/(2)/                 N/A         N/A           N/A                 May 1, 2001
Fidelity - VIP II Contrafund(R) - Service Class 2            N/A         N/A        (14.97%)               May 1, 2000
Fidelity - VIP III Growth Opportunities - Service Class 2    N/A         N/A        (22.39%)               May 1, 2000
Fidelity - VIP III Mid Cap - Service Class 2                 N/A         N/A          4.36%                May 1, 2000
==========================================================================================================================

/(1)/ The Subaccounts invest in Class A shares of Merrill Lynch Variable Series
      Funds, Inc. portfolios. There are no 12b-1 fees deducted from Class A shares.
/(2)/ The Alliance Growth & Income Subaccount - Class B, Alliance Premier Growth
      Subaccount - Class B, Transamerica VIF Small Company Subaccount,
      Fidelity - VIP Growth Subaccount - Service Class 2, American Century Income & Growth Subaccount, American Century International Subaccount, Great Companies - America/SM/ Subaccount, Great Companies - Technology/SM/ Subaccount, and the Van Kampen Emerging Growth Subaccount had not commenced operations as of December 31, 2000, therefore, comparable information is not available.
/(3)/ The Janus Global Subaccount (A/T) is only available to owners that held an investment in this subaccount on September 1, 2000. However, if an owner surrenders all of his or her money from this subaccount after September 1, 2000, that owner may not reinvest in this subaccount.
/(4)/ Prior to October 9, 2000, the Capital Guardian Global Subaccount was called the Endeavor Select Subaccount; the Capital Guardian Value Subaccount was called the Endeavor Value Equity Subaccount; and the Jennison Growth Subaccount was called the Endeavor Opportunity Value Subaccount. Their names were changed at that time to reflect changes in the underlying portfolios' advisors and investment policies. The performance figures shown reflect the portfolios' performance before those changes.
/(5)/ Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadviser and fundamentally different investment policies. Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital Guardian U.S. Equity Subaccount. See the SAI for performance information for the target account prior to October 9, 2000.
/(6)/ Effective April 30, 1999, shares of the Janus Growth Portfolio were removed and replaced with shares of the Endeavor Janus Growth Portfolio. The Endeavor Janus Growth Portfolio has the same investment objectives, the same investment adviser (Janus Capital Corporation) and the same advisory fees as the Janus Growth Portfolio. Performance prior to May 1, 1999 reflects performance of the annuity subaccount while it was invested in the Janus Growth Portfolio.
/(7)/ Effective January 1, 1995, Rowe-Price Fleming International, Inc. became the Adviser to the T. Rowe Price International Stock Portfolio. The Portfolio's name was changed from the Global Growth Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (i.e., non-U.S. companies). Effective August 8, 2000, T. Rowe Price International, Inc. became the adviser to the Portfolio.
/(8)/ Performance prior to July 3, 1997, reflects performance of Transamerica
      Landmark Variable Annuity subaccounts prior to the offering of the policies through Merrill Lynch.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the Fee Table).

Non-Standardized Performance Data

In addition to the standard data discussed above, similar performance data for other periods may also be shown.

Transamerica may also advertise or disclose average annual total return or other performance data in non-standard formats for a subaccount of the separate account. The non-standard performance data may assume that no surrender charge is applicable, and may also make other assumptions such as the amount invested in a subaccount, differences in time periods to be shown, or the effect of partial surrenders or annuity payments.

All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the SAI.

The non-standard average annual total return figures shown in Table 2 are based on the assumption that the policy is not surrendered, and therefore the surrender charge is not imposed. Also, Table 2, like Table 1, does not reflect the charge for any optional rider.


==================================================================================================================
                                                            TABLE 2 - A
                                  Non-Standardized Average Annual Total Returns
            (Assuming No Surrender Charge,  Family Income Protector or Additional Death Distribution)
------------------------------------------------------------------------------------------------------------------
                    5% Annually Compounding, Double Enhanced, or Monthly Step-Up Death Benefit
                                 (Total Separate Account Annual Expenses: 1.55%)
------------------------------------------------------------------------------------------------------------------
                                                                                   Inception
                                                            1 Year      5 Year      of the          Subaccount
                                                            Ended       Ended     Subaccount         Inception
Subaccount                                                 12/31/00    12/31/00   to 12/31/00        Date/(8)/
------------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus/(1)/                        10.94%       N/A        12.07%         July 3, 1997
Merrill Lynch High Current Income/(1)/                      (8.50%)      N/A        (1.62%)        July 3, 1997
Merrill Lynch Developing Capital Markets Focus/(1)/        (29.78%)      N/A       (12.86%)        July 3, 1997
Alger Aggressive Growth                                      N/A         N/A       (30.26%)         May 1, 2000
American Century Income & Growth/(2)/                        N/A         N/A          N/A           May 1, 2001
American Century International/(2)/                          N/A         N/A          N/A           May 1, 2001
Gabelli Global Growth                                        N/A         N/A        (6.22%)     October 9, 2000
Goldman Sachs Growth                                         N/A         N/A        (8.49%)         May 1, 2000
Great Companies - America/SM//(2)/                           N/A         N/A          N/A           May 1, 2001
Great Companies - Global/2/                                  N/A         N/A        (5.01%)     October 9, 2000
Great Companies - Technology/SM//(2)/                        N/A         N/A          N/A           May 1, 2001
Janus Global (A/T)/(3)/                                      N/A         N/A       (22.26%)         May 1, 2000
NWQ Value Equity                                             N/A         N/A        (8.08%)         May 1, 2000
Pilgrim Baxter Mid Cap Growth                                N/A         N/A       (21.00%)         May 1, 2000
Salomon All Cap                                              N/A         N/A         3.16%          May 1, 2000
T. Rowe Price Dividend Growth                                N/A         N/A         7.48%          May 1, 2000
T. Rowe Price Small Cap                                      N/A         N/A       (14.55%)         May 1, 2000
Van Kampen Emerging Growth/(2)/                              N/A         N/A          N/A           May 1, 2001
Alliance Growth & Income - Class B/(2)/                      N/A         N/A          N/A           May 1, 2001
Alliance Premier Growth - Class B/(2)/                       N/A         N/A          N/A           May 1, 2001
Capital Guardian Global/(4)/                               (16.70%)       N/A         8.69%     February 2, 1998
Capital Guardian U.S. Equity/(5)/                            N/A         N/A       (11.55%)     October 9, 2000
Capital Guardian Value/(4)/                                 3.97%       9.53%       10.80%         May 27, 1993
Dreyfus Small Cap Value                                     9.33%      15.46%       12.50%          May 4, 1993
Dreyfus U.S. Government Securities                          8.48%       3.83%        4.68%         May 13, 1994
Endeavor Asset Allocation                                  (7.36%)     13.03%       11.52%        April 8, 1991
Endeavor Enhanced Index                                   (12.28%)      N/A         13.78%          May 1, 1997
Endeavor High Yield                                        (6.62%)      N/A         (2.59%)        June 1, 1998
Endeavor Janus Growth/(6)/                                (30.47%)      N/A         15.64%         July 1, 1992
Jennison Growth/(4)/                                      (12.93%)      N/A          1.77%    November 18, 1996
T. Rowe Price Equity Income                                10.60%      12.48%       15.02%      January 3, 1995
T. Rowe Price Growth Stock                                 (2.02%)     17.60%       20.37%      January 3, 1995
T. Rowe Price International Stock/(7)/                    (19.50%)      6.46%        4.88%        April 8, 1991
Janus Aspen - Aggressive Growth - Service Shares             N/A        N/A        (26.81%)     October 9, 2000
Janus Aspen - Strategic Value - Service Shares               N/A        N/A         (0.14%)     October 9, 2000
Janus Aspen - Worldwide Growth - Service Shares              N/A        N/A        (11.25%)     October 9, 2000
Transamerica VIF Growth                                      N/A        N/A        (17.00%)         May 1, 2000
Transamerica VIF Small Company/(2)/                          N/A        N/A           N/A           May 1, 2001
Fidelity - VIP Equity-Income - Service Class 2               N/A        N/A          8.32%          May 1, 2000
Fidelity - VIP Growth - Service Class 2/(2)/                 N/A        N/A           N/A           May 1, 2001
Fidelity - VIP II Contrafund(R) - Service Class 2            N/A        N/A         (7.84%)         May 1, 2000
Fidelity - VIP III Growth Opportunities - Service Class 2    N/A        N/A        (15.25%)         May 1, 2000
Fidelity - VIP III Mid Cap - Service Class 2                 N/A        N/A         11.35%          May 1, 2000
==================================================================================================================

==================================================================================================================
                                                   TABLE 2 - B
                                  Non-Standardized Average Annual Total Returns
             (Assuming No Surrender Charge, Family Income Protector or Additional Death Distribution)
-----------------------------------------------------------------------------------------------------------------
                                         Return of Premium Death Benefit
                                 (Total Separate Account Annual Expenses: 1.40%)
-----------------------------------------------------------------------------------------------------------------
                                                                                   Inception
                                                            1 Year      5 Year      of the          Subaccount
                                                            Ended       Ended     Subaccount         Inception
Subaccount                                                 12/31/00    12/31/00   to 12/31/00        Date/(8)/
-----------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus/(1)/                        11.10%     N/A           12.25%        July 3, 1997
Merrill Lynch High Current Income/(1)/                      (8.37%)    N/A           (1.47%)       July 3, 1997
Merrill Lynch Developing Capital Markets Focus/(1)/         (29.68%)    N/A          (12.74%)       July 3, 1997
Alger Aggressive Growth                                      N/A       N/A          (30.19%)        May 1, 2000
American Century Income & Growth/(2)/                        N/A       N/A             N/A          May 1, 2001
American Century International/(2)/                          N/A       N/A             N/A          May 1, 2001
Gabelli Global Growth                                        N/A       N/A           (6.18%)    October 9, 2000
Goldman Sachs Growth                                         N/A       N/A           (8.40%)        May 1, 2000
Great Companies - America/SM//(2)/                           N/A       N/A             N/A          May 1, 2001
Great Companies - Global/2/                                  N/A       N/A           (4.98%)    October 9, 2000
Great Companies - Technology/SM//(2)/                        N/A       N/A             N/A          May 1, 2001
Janus Global (A/T)/(3)/                                      N/A       N/A           (22.18%)       May 1, 2000
NWQ Value Equity                                             N/A       N/A             8.19%        May 1, 2000
Pilgrim Baxter Mid Cap Growth                                N/A       N/A           (20.93%)       May 1, 2000
Salomon All Cap                                              N/A       N/A             3.27%        May 1, 2000
T. Rowe Price Dividend Growth                                N/A       N/A             7.58%        May 1, 2000
T. Rowe Price Small Cap                                      N/A       N/A           (14.46%)       May 1, 2000
Van Kampen Emerging Growth/(2)/                              N/A       N/A             N/A          May 1, 2001
Alliance Growth & Income - Class B/(2)/                      N/A       N/A             N/A          May 1, 2001
Alliance Premier Growth - Class B/(2)/                       N/A       N/A             N/A          May 1, 2001
Capital Guardian Global/(4)/                               (16.58%)    N/A             8.85%   February 2, 1998
Capital Guardian U.S. Equity/(5)/                            N/A       N/A           (11.22%)   October 9, 2000
Capital Guardian Value/(4)/                                  4.12%    9.68%           10.95%       May 27, 1993
Dreyfus Small Cap Value                                      9.49%   15.64%           12.67%        May 4, 1993
Dreyfus U.S. Government Securities                           8.64%    3.95%            4.81%       May 13, 1994
Endeavor Asset Allocation                                   (7.23%)  13.20%           11.68%      April 8, 1991
Endeavor Enhanced Index                                    (12.15%)    N/A            13.95%        May 1, 1997
Endeavor High Yield                                         (6.48%)    N/A            (2.44%)      June 1, 1998
Endeavor Janus Growth/(6)/                                 (30.37%)    N/A            15.81%       July 1, 1992
Jennison Growth/(4)/                                       (12.80%)    N/A             1.92%  November 18, 1996
T. Rowe Price Equity Income                                 10.77%   12.65%           15.19%    January 3, 1995
T. Rowe Price Growth Stock                                  (1.88%)  17.77%           20.54%    January 3, 1995
T. Rowe Price International Stock/(7)/                     (19.38%)   6.62%            5.03%      April 8, 1991
Janus Aspen - Aggressive Growth - Service Shares             N/A       N/A           (26.16%)   October 9, 2000
Janus Aspen - Strategic Value - Service Shares               N/A       N/A            (0.11%)   October 9, 2000
Janus Aspen - Worldwide Growth - Service Shares              N/A       N/A           (11.22%)   October 9, 2000
Transamerica VIF Growth                                      N/A       N/A           (16.92%)       May 1, 2000
Transamerica VIF Small Company/(2)/                          N/A       N/A             N/A          May 1, 2001
Fidelity - VIP Equity-Income - Service Class 2               N/A       N/A             8.43%        May 1, 2000
Fidelity - VIP Growth - Service Class 2/(2)/                 N/A       N/A             N/A          May 1, 2001
Fidelity - VIP II Contrafund(R) - Service Class 2            N/A       N/A            (7.75%)       May 1, 2000
Fidelity - VIP III Growth Opportunities - Service Class 2    N/A       N/A           (15.71%)       May 1, 2000
Fidelity - VIP III Mid Cap - Service Class 2                 N/A       N/A            11.46%        May 1, 2000
==================================================================================================================


/(1)/ The Subaccounts invest in Class A shares of Merrill Lynch Variable Series
      Funds, Inc. portfolios. There are no 12b-1 fees deducted from Class A shares.
/(2)/ The Alliance Growth & Income Subaccount - Class B, Alliance Premier Growth
      Subaccount - Class B, Transamerica VIF Small Company Subaccount, Fidelity -
      VIP Growth Subaccount - Service Class 2, American Century Income & Growth
      Subaccount, American Century International Subaccount, Great Companies -
      America/SM/ Subaccount, Great Companies - Technology/SM/ Subaccount, and the Van Kampen Emerging Growth Subaccount had not commenced operations as of December 31, 2000, therefore, comparable information is not available.
/(3)/ The Janus Global Subaccount (A/T) is only available to owners that held an investment in this subaccount on September 1, 2000. However, if an owner surrenders all of his or her money from this subaccount after September 1, 2000, that owner may not reinvest in this subaccount.
/(4)/ Prior to October 9, 2000, the Capital Guardian Global Subaccount was called the Endeavor Select Subaccount; the Capital Guardian Value
      Subaccount was called the Endeavor Value Equity Subaccount; and the Jennison Growth Subaccount was called the Endeavor Opportunity Value
      Subaccount. Their names were changed at that time to reflect changes in the underlying portfolios' advisors and investment policies. The performance figures shown reflect the portfolios' performance before those changes.
/(5)/ Effective October 9, 2000, shares of each series of the target account were liquidated and the proceeds were used to purchase shares of the Capital Guardian U.S. Equity Portfolio. This was a fundamental change in the structure of the target account from an actively managed account to a passive unit investment trust. In addition, Capital Guardian U.S. Equity has a different subadviser and fundamentally different investment policies.
      Therefore, no performance history is given for periods prior to October 9, 2000 because such history is not relevant or applicable to the Capital
      Guardian U.S. Equity Subaccount. See the SAI for performance information for the target account prior to October 9, 2000.
/(6)/ Effective April 30, 1999, shares of the Janus Growth Portfolio were removed and replaced with shares of the Endeavor Janus Growth Portfolio.
      The Endeavor Janus Growth Portfolio has the same investment objectives, the same investment adviser (Janus Capital Corporation) and the same advisory fees as the Janus Growth Portfolio. Performance prior to May 1, 1999 reflects performance of the annuity subaccount while it was invested in the Janus Growth Portfolio.
/(7)/ Effective January 1, 1995, Rowe-Price Fleming International, Inc. became the Adviser to the T. Rowe Price International Stock Portfolio. The
      Portfolio's name was changed from the Global Growth Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (i.e., non-U.S. companies). Effective August 8, 2000, T. Rowe Price
      International, Inc., became the adviser to the Portfolio.
/(8)/ Performance prior to July 3, 1997, reflects performance of Transamerica
      Landmark Variable Annuity Subaccounts prior to the offering of the policies through Merrill Lynch.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures above would have been lower. (See the Fee Table.)

Adjusted Historical Performance Data of the Portfolios. The following
------------------------------------------------------
performance data for the periods prior to the date the subaccount commenced operations is based on the performance of the corresponding portfolio and the assumption that the applicable subaccount was in existence for the same period as the corresponding portfolio with a level of charges equal to those currently assessed against the subaccount or against owner's policy values.

In addition, Transamerica may present historic performance data for the portfolios since their inception reduced by some or all the fees and charges under the policy. Such adjusted historic performance includes data that precedes the inception dates on the subaccounts. This data is designed to show the performance that would have resulted if the policy had been in existence during that time.

For instance, as shown in Table 3 below, Transamerica may disclose average annual total returns for the portfolios reduced by all fees and charges under the policy, as if the policy had been in existence. Such fees and charges include the mortality and expense risk fee and the administrative charge.

=====================================================================================================================
                                                     TABLE 3 - A
                         Hypothetical (Adjusted Historical) Average Annual Total Returns(1)
              (Assuming No Surrender Charge, Family Income Protector or Additional Death Distribution)
---------------------------------------------------------------------------------------------------------------------
                     5% Annually Compounding, Double Enhanced, or Monthly Step-Up Death Benefit
                                   (Total Separate Account Annual Expenses: 1.55%)
---------------------------------------------------------------------------------------------------------------------
                                                                                                     Corresponding
                                                                                      10 Year          Portfolio
Portfolio                                                        1 Year   5 Year    or Inception     Inception Date
---------------------------------------------------------------------------------------------------------------------
 Alger Aggressive Growth                                       (32.38%)   17.02%        16.88%        March 1, 1994
 American Century Income & Growth                                N/A       N/A           N/A            May 1, 2001
 American Century International                                  N/A       N/A           N/A            May 1, 2001
 Gabelli Global Growth                                           N/A       N/A          (9.46%)   September 1, 2000
 Goldman Sachs Growth                                           (9.43%)    N/A           3.18%          May 3, 1999
 Great Companies - America/SM/                                   N/A       N/A          12.64%          May 1, 2000
 Great Companies - Global/2/                                      N/A       N/A         (15.04%)   September 1, 2000
 Great Companies - Technology/SM/                                N/A       N/A         (33.33%)         May 1, 2000
 Janus Global (A/T)/(2)/                                       (18.80%)   20.86%        19.31%     December 3, 1992
 NWQ Value Equity                                               13.44%     N/A           9.96%          May 1, 1996
 Pilgrim Baxter Mid Cap Growth                                 (15.70%)    N/A          26.85%          May 3, 1999
 Salomon All Cap                                                16.51%     N/A          18.83%          May 3, 1999
 T. Rowe Price Dividend Growth                                   8.19%     N/A          (0.51%)         May 3, 1999
 T. Rowe Price Small Cap                                        (9.85%)    N/A          13.57%          May 3, 1999
 Van Kampen Emerging Growth                                    (15.16%)   26.57%        23.63%        March 1, 1993
 Alliance Growth & Income - Class B                             11.86%     N/A           7.93%         June 1, 1999
 Alliance Premier Growth - Class B                             (18.08%)    N/A          (5.38%)       July 14, 1999
 Capital Guardian Global                                       (16.70%)    N/A           8.69%     February 3, 1998
 Capital Guardian U.S. Equity                                    N/A       N/A         (11.55%)     October 9, 2000
 Capital Guardian Value                                          3.97%     9.53%        10.80%         May 27, 1993
 Dreyfus Small Cap Value                                         9.33%    15.46%        12.50%          May 4, 1993
 Dreyfus U.S. Government Securities                              8.48%     3.83%         4.68%         May 13, 1994
 Endeavor Asset Allocation                                      (7.36%)   13.03%        11.52%        April 8, 1991
 Endeavor Enhanced Index                                       (12.28%)    N/A          13.78%          May 1, 1997
 Endeavor High Yield                                            (6.62%)    N/A          (2.59%)        June 1, 1998
 Endeavor Janus Growth                                         (30.47%)    N/A          (3.68%)         May 1, 1999
 Jennison Growth                                               (12.93%)    N/A           1.77%    November 18, 1996
 T. Rowe Price Equity Income                                    10.60%    12.48%        15.02%      January 3, 1995
 T. Rowe Price Growth Stock                                     (2.02%)   17.60%       (20.37%)     January 3, 1995
 T. Rowe Price International Stock/(3)/                        (19.50%)    6.46%         4.88%        April 8, 1991
 Janus Aspen - Aggressive Growth - Service Shares/(4)/         (29.67%)   19.16%        21.05%   September 13, 1993
 Janus Aspen - Strategic Value - Service Shares/(4)/             N/A       N/A          (0.62%)         May 1, 2000
 Janus Aspen - Worldwide Growth - Service Shares/(4)/          (17.71%)   20.95%        20.26%   September 13, 1993
 Transamerica VIF Growth/(5)/                                  (11.06%)   25.35%        25.05%+   February 26, 1969
 Transamerica VIF Small Company                                  N/A       N/A           N/A            May 1, 2001
 Fidelity - VIP Equity-Income - Service Class 2/(6)/             6.48%    11.67%        15.51%+     October 9, 1986
 Fidelity - VIP Growth - Service Class 2/(6)/                  (12.59%)   17.40%        18.17%+     October 9, 1986
 Fidelity - VIP II Contrafund(R) - Service Class 2/(6)/         (8.26%)   15.93%        19.31%      January 3, 1995
 Fidelity - VIP III Growth Opportunities - Service Class 2/(6)/(18.54%)    8.86%        12.22%      January 3, 1995
 Fidelity - VIP III Mid Cap - Service Class 2/(6)/              31.32%     N/A          40.67%    December 28, 1998
+Ten Year Date
---------------------------------------------------------------------------------------------------------------------

====================================================================================================================
                                                            TABLE 3 - B
                         Hypothetical (Adjusted Historical) Average Annual Total Returns(1)
              (Assuming No Surrender Charge, Family Income Protector or Additional Death Distribution)
--------------------------------------------------------------------------------------------------------------------
                                          Return of Premium Death Benefit
                                  (Total Separate Account Annual Expenses: 1.40%)
--------------------------------------------------------------------------------------------------------------------
                                                                                                    Corresponding
                                                                                     10 Year          Portfolio
Portfolio                                                       1 Year   5 Year    or Inception     Inception Date
--------------------------------------------------------------------------------------------------------------------
Alger Aggressive Growth                                        (32.28%)   17.19%         17.06%        March 1, 1994
American Century Income & Growth                                N/A       N/A             N/A            May 1, 2001
American Century International                                  N/A       N/A             N/A            May 1, 2001
Gabelli Global Growth                                           N/A       N/A            (9.42%)   September 1, 2000
Goldman Sachs Growth                                            (9.29%)   N/A             3.33%          May 3, 1999
Great Companies - America/SM/                                   N/A       N/A            12.76%          May 1, 2000
Great Companies - Global/2/                                     N/A       N/A           (15.00%)   September 1, 2000
Great Companies - Technology/SM/                                N/A       N/A           (33.26%)         May 1, 2000
Janus Global (A/T)/(2)/                                        (18.68%)   21.04%         19.48%     December 3, 1992
NWQ Value Equity                                                13.61%    N/A            10.12%          May 1, 1996
Pilgrim Baxter Mid Cap Growth                                  (15.58%)   N/A            27.03%          May 3, 1999
Salomon All Cap                                                 16.68%    N/A            19.01%          May 3, 1999
T. Rowe Price Dividend Growth                                    8.35%    N/A            (0.36%)         May 3, 1999
T. Rowe Price Small Cap                                         (9.72%)   N/A            13.74%          May 3, 1999
Van Kampen Emerging Growth                                     (15.03%)   26.76%         23.81%        March 1, 1993
Alliance Growth & Income - Class B                              12.02%    N/A             8.09%         June 1, 1999
Alliance Premier Growth - Class B                              (17.96%)   N/A            (5.38%)       July 14, 1999
Capital Guardian Global                                        (16.58%)   N/A             8.85%     February 3, 1998
Capital Guardian U.S. Equity                                    N/A       N/A           (11.22%)     October 9, 2000
Capital Guardian Value                                           4.12%     9.68%         10.95%         May 27, 1993
Dreyfus Small Cap Value                                          9.49%    15.64%         12.67%          May 4, 1993
Dreyfus U.S. Government Securities                               8.64%     3.95%          4.81%         May 13, 1994
Endeavor Asset Allocation                                       (7.23%)   13.20%         11.68%        April 8, 1991
Endeavor Enhanced Index                                        (12.15%)   N/A            13.95%          May 1, 1997
Endeavor High Yield                                             (6.48%)   N/A            (2.44%)        June 1, 1998
Endeavor Janus Growth                                          (30.37%)   N/A            (3.53%)         May 1, 1999
Jennison Growth                                                (12.80%)   N/A             1.92%    November 18, 1996
T. Rowe Price Equity Income                                     10.77%    12.65%         15.19%      January 3, 1995
T. Rowe Price Growth Stock                                      (1.88%)   17.77%         20.54%      January 3, 1995
T. Rowe Price International Stock/(3)/                         (19.38%)    6.62%          5.03%        April 8, 1991
Janus Aspen - Aggressive Growth - Service Shares/(4)/          (29.56%)   19.34%         21.23%   September 13, 1993
Janus Aspen - Strategic Value - Service Shares/(4)/              N/A       N/A            (0.52%)         May 1, 2000
Janus Aspen - Worldwide Growth - Service Shares/(4)/           (17.59%)   21.13%         20.44%   September 13, 1993
Transamerica VIF Growth/(5)/                                   (10.93%)   25.53%       25.23%+     February 26, 1969
Transamerica VIF Small Company                                  N/A       N/A             N/A            May 1, 2001
Fidelity - VIP Equity-Income - Service Class 2/(6)/              6.64%    11.84%         15.68%+     October 9, 1986
Fidelity - VIP Growth - Service Class 2/(6)/                   (12.46%)   17.57%         18.34%+     October 9, 1986
Fidelity - VIP II Contrafund(R) - Service Class 2/(6)/          (8.12%)   16.10%         19.48%      January 3, 1995
Fidelity - VIP III Growth Opportunities - Service Class 2/(6)/ (18.42%)    9.03%         12.38%      January 3, 1995
Fidelity - VIP III Mid Cap - Service Class 2/(6)/               31.52%    N/A            40.88%    December 28, 1998
+Ten Year Date
--------------------------------------------------------------------------------------------------------------------

/(1)/ The calculation of total return performance for periods prior to inception of the subaccounts reflects deductions for the mortality and expense risk fee and administrative charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the subaccounts had actually been in existence since the inception of the portfolio.
/(2)/ The Janus Global portfolio (A/T) is only available to owners that held an investment in this portfolio on September 1, 2000. However, if an owner surrenders all of his or her money from this portfolio after September 1, 2000, that owner may not reinvest in this portfolio.
/(3)/ Effective January 1, 1995, Rowe-Price Fleming International, Inc. became the Adviser to the T. Rowe Price International Stock Portfolio. The Portfolio's name was changed from the Global Growth Portfolio and the Portfolio's shareholders approved a change in investment objective from investments in small capitalization companies on a global basis to investments in a broad range of companies on an international basis (i.e., non-U.S. companies). Effective August 8, 2000, T. Rowe Price International, Inc. became the adviser to the Portfolio.

/(4)/ Returns prior to January 1, 2000 for the portfolios are based on historical returns for the Institutional Shares, adjusted for the estimated expenses of the Service Shares.
/(5)/ The Growth Portfolio of the Transamerica Variable Insurance Fund, Inc., is the successor to Separate Account Fund C of Transamerica Occidental Life Insurance Company, a management investment company funding variable annuities, through a reorganization on November 1, 1996. Accordingly, the performance data for the Transamerica VIF Growth Portfolio include performance of its predecessor.
/(6)/ Returns prior to January 12, 2000 for the portfolios are based on historical returns for Initial Class Shares.

The figures in the above tables may reflect waiver of advisory fees and reimbursement of other expenses. In the absence of such waivers, the average annual total return figures would have been lower. (See the Fee Table.)

Merrill Lynch Variable Series Funds, Inc.--Adjusted Historical Data. Prior to July 3, 1997, the Merrill Lynch Basic Value Focus Subaccount, the Merrill Lynch Developing Capital Markets Focus Subaccount and the Merrill Lynch High Current Income Subaccount (the "Merrill Lynch Subaccounts") had not yet commenced operations. However, Table 3 shows average annual total return information based on the hypothetical assumption that those subaccounts have been available to the Separate Account VA B since inception of the underlying portfolios.

=============================================================================================================
                                                   TABLE 3
-------------------------------------------------------------------------------------------------------------
                  5% Annually Compounding, Double Enhanced, or Monthly Step-Up Death Benefit
                    (Assuming No Family Income Protector or Additional Death Distribution)
                               (Total Separate Account Annual Expenses: 1.55%)
-------------------------------------------------------------------------------------------------------------
                                                                                               Corresponding
                                                                                10 Year or       Portfolio
Portfolio                                                   1 Year    5 Year    Inception    Inception Date/(1)/
--------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus                             10.94%    15.16%        14.38%     July 1, 1993
Merrill Lynch High Current Income                           (8.50%)    1.63%       8.67%+     April 20, 1982
Merrill Lynch Developing Capital Markets Focus             (29.78%)   (4.42%)       (4.58%)    May 2, 1994
---------------------------------------------------------------------------------------------------------------
                        Return of Premium Death Benefit
     (Assuming No Family Income Protector or Additional Death Distribution)
                (Total Separate Account Annual Expenses: 1.40%)
================================================================================================================
                                                                                              Corresponding
                                                                               10 Year or       Portfolio
Portfolio                                                  1 Year    5 Year    Inception        Inception Date/(1)/
-----------------------------------------------------------------------------------------------------------------
Merrill Lynch Basic Value Focus                             11.10%    15.33%     14.55%       July 1, 1993
Merrill Lynch High Current Income                           (8.37%)    1.78%      8.83%+     April 20, 1982
Merrill Lynch Developing Capital Markets Focus             (29.68%)   (4.28%)    (4.44%)       May 2, 1994
-----------------------------------------------------------------------------------------------------------------
+ Ten Year Date
==================================================================================================================

/(1)/ The Subaccounts invest in Class A shares of the Merrill Lynch Variable
      Series Funds, Inc. portfolios. The performance data for periods prior to the date the Merrill Lynch Subaccounts commenced operations is based on the performance of the underlying portfolios and the assumption that the Merrill Lynch Subaccounts were in existence for the same period as the corresponding portfolios, with a level of charges equal to those currently assessed against the Subaccount or against owners' policy values under the Policies. The Merrill Lynch Basic Value Focus Fund commenced operations on July 1, 1993; the Merrill Lynch Developing Capital Markets Focus Fund commenced operations on May 2, 1994; and the Merrill Lynch High Current Income Fund commenced operations on April 20, 1982. For purposes of the calculation of the performance data prior to dates of inception of the subaccounts, the deductions for the mortality and expense risk fee, and administrative charge are made on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and in Transamerica's opinion generally approximates the performance that would have resulted if the Merrill Lynch Subaccounts had actually been in existence since the inception of the underlying portfolios. Performance data for periods of less than seven years reflect deduction of the surrender charge.